REGISTRATION NOs. 333-17361
                                            811-07961

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                 -----
        PRE-EFFECTIVE AMENDMENT NO.
                                        -----                    -----
        POST-EFFECTIVE AMENDMENT NO.      1                        X
                                        -----                    -----

                                     AND/OR

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                         ACT OF 1940
                                        -----                    -----
                         AMENDMENT NO.    3                        X
                                        -----                    -----

                            MASON STREET FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           720 EAST WISCONSIN AVENUE
                          MILWAUKEE, WISCONSIN  53202
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (414) 271-1444
                        (REGISTRANT'S TELEPHONE NUMBER)

                              MERRILL C. LUNDBERG
                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                                 LAW DEPARTMENT
                           720 EAST WISCONSIN AVENUE
                          MILWAUKEE, WISCONSIN  53202
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


REGISTRANT HAS ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES OF ITS COMMON STOCK UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     [ ]  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
     [X]  ON SEPTEMBER 17, 1997 PURSUANT TO PARAGRAPH (b)
     [ ]  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
     [ ]  ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
     [ ]  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
     [ ]  ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
     [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                            MASON STREET FUNDS, INC.

                             CROSS REFERENCE SHEET

     Cross reference sheet showing location in Prospectus of information required by the Items in Part A of Form N-1A.

     ITEM NUMBER           HEADING IN PROSPECTUS
     -----------           ---------------------

          1                Cover Page

          2                Summary

          3                *

          4                The Funds In Detail, Other Information

          5                Management Of the Funds

          5A               *

          6                Other Information, Distributions And Taxes

          7                Buying And Selling Fund Shares, Shareholders Guide

          8                Buying And Selling Fund Shares, Shareholders Guide

          9                *

     * Indicates inapplicable or negative

                                     (LOGO)
                             MASON STREET FUNDS/SM

                      SUPPLEMENT DATED SEPTEMBER 17, 1997
                     TO THE PROSPECTUS DATED MARCH 31, 1997
            THIS SUPPLEMENT IS INTENDED TO UPDATE THE PROSPECTUS FOR
                   MASON STREET FUNDS/SM DATED MARCH 31, 1997

FINANCIAL HIGHLIGHTS
The following table sets forth certain unaudited financial information from each Fund's inception (March 31, 1997) through July 31,
1997, showing per share amounts except for the Ratios and Supplemental Data.
                               Aggressive Growth     International           Growth        Growth and Income       Index 500
-----------------------------------------------------------------------------------------------------------------------------------
                               Class A   Class B   Class A   Class B   Class A   Class B   Class A   Class B   Class A   Class B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
beginning of period             $10.00    $10.00    $10.00    $10.00    $10.00    $10.00    $10.00    $10.00    $10.00    $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment
income or (loss)               (0.03)+   (0.06)+     0.14+     0.12+     0.01+   (0.02)+     0.02+   (0.01)+     0.04+     0.01+

Net realized and
unrealized gain/(loss)            3.23      3.23      0.51      0.51      2.54      2.54      2.57      2.57      2.58      2.58
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                        3.20      3.17      0.65      0.63      2.55      2.52      2.59      2.56      2.62      2.59
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
Dividends from net
investment income                 0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00

Distributions from net
realized gains                    0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions               0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00
-----------------------------------------------------------------------------------------------------------------------------------
Change in net
asset value                       3.20      3.17      0.65      0.63      2.55      2.52      2.59      2.56      2.62      2.59
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $13.20    $13.17    $10.65    $10.63    $12.55    $12.52    $12.59    $12.56    $12.62    $12.59
===================================================================================================================================
Total Return*                   32.00%    31.70%     6.50%     6.30%    25.50%    25.20%    25.90%    25.60%    26.20%    25.90%
===================================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of
period (in thousands)          $33,956      $365   $27,515      $378   $32,258      $175   $32,153      $210   $32,860      $976
===================================================================================================================================
Ratio of expenses to
average net assets**             1.30%     1.95%     1.65%     2.30%     1.30%     1.95%     1.20%     1.85%     0.85%     1.50%
===================================================================================================================================
Ratio of expenses
without waivers of
expenses to average
net assets**                     1.68%     2.33%     2.39%     3.04%     1.70%     2.35%     1.55%     2.20%     1.47%     2.12%
===================================================================================================================================
Ratio of net investment
income (loss) to average
net assets**                   (0.84)%   (1.59)%     4.05%     2.97%     0.22%   (0.59)%     0.47%   (0.35)%     1.13%     0.37%
===================================================================================================================================
Portfolio turnover rate         18.14%    18.14%     0.00%     0.00%     4.44%     4.44%    43.65%    43.65%     1.19%     1.19%
===================================================================================================================================
Average brokerage
commission rate ($)            $0.0522   $0.0522   $0.0029   $0.0029   $0.0487   $0.0487   $0.0450   $0.0450   $0.0253   $0.0253
===================================================================================================================================

  +  Calculated based on average shares outstanding.

  *  Reflects total return for the period; not annualized. Includes deductions for management and other Fund expenses. Does not include sales charges.

 **  Annualized.



FINANCIAL HIGHLIGHTS

The following table sets forth certain unaudited financial information from each Fund's inception (March 31, 1997) through July 31,
1997, showing per share amounts except for the Ratios and Supplemental Data.
                                Asset Allocation    High Yield Bond      Municipal Bond       Select Bond
-------------------------------------------------------------------------------------------------------------
                               Class A   Class B   Class A   Class B   Class A   Class B   Class A   Class B
-------------------------------------------------------------------------------------------------------------
Net asset value at
beginning of period             $10.00    $10.00    $10.00    $10.00    $10.00    $10.00    $10.00    $10.00
-------------------------------------------------------------------------------------------------------------
Net investment
income                           0.10+     0.08+      0.28      0.25      0.15      0.12      0.21      0.19

Net realized and
unrealized gain                   1.77      1.77      0.98      0.98      0.58      0.58      0.57      0.57
-------------------------------------------------------------------------------------------------------------
Total from investment
operations                        1.87      1.85      1.26      1.23      0.73      0.70      0.78      0.76
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
Dividends from net
investment income                 0.00      0.00    (0.28)    (0.25)    (0.15)    (0.12)    (0.21)    (0.19)

Distributions from net
realized gains                    0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00
-------------------------------------------------------------------------------------------------------------
Total distributions               0.00      0.00    (0.28)    (0.25)    (0.15)    (0.12)    (0.21)    (0.19)
-------------------------------------------------------------------------------------------------------------
Change in net
asset value                       1.87      1.85      0.98      0.98      0.58      0.58      0.57      0.57
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $11.87    $11.85    $10.98    $10.98    $10.58    $10.58    $10.57    $10.57
=============================================================================================================
Total Return*                   18.70%    18.50%    12.72%    12.44%     7.37%     7.07%     7.91%     7.65%
=============================================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of
period (in thousands)          $30,060      $410   $28,604      $145   $26,967      $256   $27,105       $74
=============================================================================================================
Ratio of expenses to
average net assets**             1.35%     2.00%     1.30%     1.95%     0.85%     1.50%     0.85%     1.50%
=============================================================================================================
Ratio of expenses
without waivers of
expenses to average
net assets**                     1.67%     2.32%     1.67%     2.30%     1.22%     1.86%     1.23%     1.88%
=============================================================================================================
Ratio of net investment
income to average
net assets**                     2.86%     2.04%     8.05%     7.08%     4.51%     3.81%     6.34%     5.74%
=============================================================================================================
Portfolio turnover rate         28.60%    28.60%    77.40%    77.40%   108.87%   108.87%   130.39%   130.39%
=============================================================================================================
Average brokerage
commission rate ($)            $0.0656   $0.0656         -         -         -         -         -         -
=============================================================================================================

  +  Calculated based on average shares outstanding.

  *  Reflects total return for the period; not annualized. Includes deductions for management and other Fund expenses.
     Does not include sales charges.

 **  Annualized.


PERFORMANCE OF THE FUNDS

The figures set forth below reflect each Fund's total return for the period from March 31, 1997 to July 31, 1997. These figures are based on the actual performance of the Funds. The Funds' investment advisor and its affiliates have voluntarily agreed to limit certain Fund expenses. Without this agreement total return figures would have been lower. Past performance is not necessarily indicative and is no guarantee of future performance of the Funds.

                                            Class A Shares                          Class B Shares
-----------------------------------------------------------------------------------------------------------
                                        With            Without                  Assuming       Assuming
                                    Sales Charge    Sales Charge<F1>            Redemption   No Redemption
-----------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND           25.71%            32.00%                  26.70%          31.70%
INTERNATIONAL EQUITY FUND               1.43%             6.50%                   1.30%           6.30%
GROWTH STOCK FUND                      19.52%            25.50%                  20.20%          25.20%
GROWTH AND INCOME STOCK FUND           19.90%            25.90%                  20.60%          25.60%
INDEX 500 STOCK FUND                   20.19%            26.20%                  20.90%          25.90%
ASSET ALLOCATION FUND                  13.05%            18.70%                  13.50%          18.50%
HIGH YIELD BOND FUND                    7.35%            12.72%                   7.44%          12.44%
MUNICIPAL BOND FUND                     2.26%             7.37%                   2.07%           7.07%
SELECT BOND FUND                        2.77%             7.91%                   2.65%           7.65%

<F1> Certain persons may purchase Class A shares that are not subject to the Class A initial sales charge and certain other persons may purchase Class A shares subject to less than the maximum initial sales charge (see "When will the Sales Charge on Class A
     Shares be Reduced or Waived?" on p. 22 of the Prospectus).

PRIOR PERFORMANCE OF SIMILAR FUNDS

This Supplement also updates the investment performance related to the six mutual funds (the "Portfolios") sponsored by The Northwestern Mutual Life Insurance Company which served as models for six of the Mason Street FundsSM. The Portfolios are offered in connection with variable annuity and life insurance products issued by Northwestern Mutual Life. The performance shown on
p. 4 is not the actual performance of the Funds offered by the Prospectus and is only intended to show the investment advisor's track record when managing comparable mutual funds. While the Funds offered by the Prospectus are intended to be managed in substantially the same manner as the Portfolios, the performance figures shown on p. 4 are not necessarily indicative of future performance and are not intended as a projection or forecast of such future performance. For additional information on past performance of the Portfolios, please see pp. 8-9 in the Prospectus.

The Prospectus is amended as follows:

ALL INFORMATION AND THE FOUR TABLES ON P. 9 ARE DELETED AND THE FOLLOWING
INSERTED:

The following four tables show the average annualized total returns for the Series Fund Portfolios and predecessor funds for the one-, three-, five- and ten-year (or life of the Portfolio, if shorter) periods ended July 31, 1997. These figures are based on the actual gross investment performance of the Portfolios. From the gross investment performance figures, the maximum Total Fund Operating Expenses shown in the fee table on p. 6 of the Prospectus are deducted to arrive at the net return. The first table for each Class reflects a deduction for the maximum applicable sales charge, while the second table for each Class reflects no deduction for sales charges. Performance figures will be lower when sales charges are taken into account.

ASSUMING CLASS A SHARES TOTAL FUND OPERATING EXPENSES AND
THE MAXIMUM INITIAL SALES CHARGE APPLICABLE TO CLASS A SHARES

                                                                 10 Years or
Portfolio (Inception Date)   1 Year      3 Years      5 Years  Since Inception
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK
  (November 30, 1990*)       17.88%       22.51%      20.43%       21.01%
INTERNATIONAL EQUITY
  (April 30, 1993*)          25.83%       14.29%         N/A       15.77%
GROWTH STOCK
  (May 3, 1994)              36.85%       23.31%         N/A       21.68%
GROWTH AND INCOME STOCK
  (May 3, 1994)              43.45%       23.55%         N/A       21.98%
HIGH YIELD BOND
  (May 3, 1994)              18.18%       14.11%         N/A       13.48%
SELECT BOND
  (June 26, 1984)             5.83%        6.93%       6.14%        8.28%


ASSUMING CLASS A SHARES TOTAL FUND OPERATING EXPENSES
WITH NO INITIAL SALES CHARGE<F1>
                                                                 10 Years or
Portfolio (Inception Date)   1 Year      3 Years      5 Years  Since Inception
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK
  (November 30, 1990*)       23.76%       24.52%      21.61%       21.90%
INTERNATIONAL EQUITY
  (April 30, 1993*)          32.10%       16.16%         N/A       17.10%
GROWTH STOCK
  (May 3, 1994)              43.68%       25.33%         N/A       23.52%
GROWTH AND INCOME STOCK
  (May 3, 1994)              50.60%       25.57%         N/A       23.82%
HIGH YIELD BOND
  (May 3, 1994)              24.07%       15.98%         N/A       15.20%
SELECT BOND
  (June 26, 1984)            11.11%        8.68%       7.18%        8.81%

<F1> Certain persons may purchase Class A shares that are not subject to the
     Class A initial sales charge and certain other persons may purchase Class A shares subject to less than the maximum initial sales charge (see "When will the Sales Charge on Class A Shares be Reduced or Waived?" on p. 22 of the Prospectus).


ASSUMING CLASS B SHARES TOTAL FUND OPERATING EXPENSES
AND REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD
                                                                 10 Years or
Portfolio (Inception Date)   1 Year      3 Years      5 Years  Since Inception
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK
  (November 30, 1990*)       18.00%       23.07%      20.60%       21.16%
INTERNATIONAL EQUITY
  (April 30, 1993*)          26.23%       14.63%         N/A       16.07%
GROWTH STOCK
  (May 3, 1994)              37.65%       23.79%         N/A       22.11%
GROWTH AND INCOME STOCK
  (May 3, 1994)              44.70%       24.11%         N/A       22.41%
HIGH YIELD BOND
  (May 3, 1994)              18.15%       14.51%         N/A       13.79%
SELECT BOND
  (June 26, 1984)             5.38%        7.08%       6.18%        8.10%


ASSUMING CLASS B SHARES TOTAL FUND OPERATING EXPENSES
AND NO REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD
                                                                 10 Years or
Portfolio (Inception Date)   1 Year      3 Years      5 Years  Since Inception
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK
  (November 30, 1990*)       23.00%       23.72%      20.78%       21.16%
INTERNATIONAL EQUITY
  (April 30, 1993*)          31.23%       15.38%         N/A       16.36%
GROWTH STOCK
  (May 3, 1994)              42.65%       24.44%         N/A       22.70%
GROWTH AND INCOME STOCK
  (May 3, 1994)              49.70%       24.76%         N/A       22.99%
HIGH YIELD BOND
  (May 3, 1994)              23.15%       15.26%         N/A       14.47%
SELECT BOND
  (June 26, 1984)            10.38%        7.95%       6.50%        8.10%

* Includes performance of predecessor fund that was merged into the Series Fund on May 3, 1994.

The Prospectus is also amended as follows:
THE FIRST SENTENCE OF THE THIRD FULL PARAGRAPH IN THE SECOND COLUMN ON P. 15 IS MODIFIED TO READ AS FOLLOWS: The Select Bond Fund may invest up to 15% of its total net assets in high yield/high risk foreign and domestic bonds and up to 15% of its total net assets in investment-grade foreign securities, consistent with its investment objective.

MASON STREET FUNDS/SM
P.O. BOX 419419
KANSAS CITY, MO 64141-6419
1-888-MASONST (1-888-627-6678)

94-1000-50
9/97

                            MASON STREET FUNDS, INC.

                             CROSS REFERENCE SHEET

     Cross reference sheet showing location in Statement of Additional Information required by the Items in Part B of Form N-1A.

                           Heading in Statement
      Item Number          of Additional Information
      -----------          -------------------------

          10               Cover Page

          11               Table of Contents

          12               Not Applicable

          13               Investment Policies

          14               Management of MSF

          15               Ownership of Shares of MSF

          16               Investment Advisory Services, Distribution
                              Arrangements

          17               Portfolio Transactions and Brokerage Allocation and
                              Other Practices

          18               Other Information About MSF

          19               Determination of Net Asset Value, Purchase and
                              Redemption of Shares

          20               Taxes

          21               Distribution Arrangements, Underwriter

          22               Investment Performance

          23               Report of Independent Accountants, Financial
                              Statements

The purpose of this post-effective amendment is to fulfill Registrant's undertaking to file a post-effective amendment with unaudited financial statements within four to six months from the effective date of Registrant's 1933 Act Registration Statement. This post-effective amendment also adds the financial highlights chart to and updates certain performance information in Registrant's prospectus by adding a supplement to the currently effective prospectus. The prospectus supplement also amends the prospectus to allow a larger investment in foreign bonds by the Select Bond Fund. Parts A and B of pre-effective amendment No. 2, which are amended hereby, are incorporated by reference herein.

MASON STREET FUNDS, INC
AGGRESSIVE GROWTH STOCK FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31,1997

ASSETS
  Common Stocks
    (cost $25,580,085).................................    $33,118,138
  Money Market Investments
    (cost $2,197,230)..................................      2,197,230
                                                           -----------
                                                            35,315,368

  Cash.................................................        436,527
  Due from Sale of Securities..........................        338,933
  Due from Sale of Fund Shares.........................         38,221
  Unamortized Organizational Costs.....................         19,285
  Prepaid Initial Registration Expenses................         17,876
  Dividends and Interest Receivable....................          1,850
                                                           -----------
    Total Assets.......................................     36,168,060
                                                           -----------

LIABILITIES
  Due on Purchase of Securities .......................      1,685,015
  Due to Investment Advisor ...........................         72,175
  Accrued Expenses ....................................         53,240
  Payable to Northwestern Mutual Life .................         37,161
                                                           -----------
    Total Liabilities .................................      1,847,591
                                                           -----------
NET ASSETS.............................................    $34,320,469
                                                           ===========

REPRESENTED BY:
  Aggregate Paid in Capital
    (300,000,000 shares authorized,
    $.001 par value; 2,599,783
    shares outstanding)................................    $26,148,490
  Undistributed Net Investment
    Loss...............................................       (81,580)
  Undistributed Accumulated Net
    Realized Gain on Investments.......................        715,506
  Net Unrealized Appreciation of
    Investment Securities..............................      7,538,053
                                                           -----------

  Net Assets for 2,599,783 Shares
    Outstanding........................................    $34,320,469
                                                           ===========

  Per Share of Class A (Based on 2,572,085
    Shares Issued and Outstanding):
      Offering Price...................................         $13.86
                                                           ===========
      Net Asset Value and Redemption Price.............         $13.20
                                                           ===========

  Per Share of Class B (Based on 27,698
    Shares Issued and Outstanding):
      Net Asset Value, Offering and
        Redemption Price...............................         $13.17
                                                           ===========
    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)



STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME
  Income
    Interest...........................................     $   34,662
    Dividends(less foreign dividend tax of $241).......          9,174
                                                           -----------
      Total Income.....................................         43,836
                                                           -----------

  Expenses
    Management Fees....................................         72,175
    Shareholder Servicing Fees.........................         24,058
    Registration Fees..................................         16,434
    Transfer Agent Fees................................         14,511
    Distribution Fees:
      Class A..........................................          9,575
      Class B..........................................            359
    Administrative Fees................................          9,623
    Audit Fees.........................................          5,167
    Custody Fees.......................................          3,761
    Shareholder Reports................................          2,322
    Miscellaneous Expenses.............................          2,201
    Organizational Costs...............................          1,348
    Outside Professional Fees..........................            982
                                                           -----------
      Total Expenses...................................        162,516
                                                           -----------
      Less:
        Custodian Fees Paid Indirectly.................        (2,358)
        Other Expenses Reimbursed by Affiliates........       (34,742)
                                                           -----------
    Total Net Expenses.................................        125,416
                                                           -----------
  Net Investment Loss..................................       (81,580)
                                                           -----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
  Net Realized Gain on Investments.....................        715,506
  Net Change in Unrealized Appreciation
    of Investments for the Period......................      7,538,053
                                                           -----------

  Net Gain on Investments..............................      8,253,559
                                                           -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS..........................     $8,171,979
                                                           ===========

MASON STREET FUNDS, INC.
AGGRESSIVE GROWTH STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE
                                                           FOUR MONTHS
                                                              ENDED
                                                             JULY 31,
                                                               1997
                                                             --------
INCREASE IN NET ASSETS
  Operations
    Net Investment Loss................................     $ (81,580)
    Net Realized Gain on Investments...................        715,506
    Net Change in Unrealized Appreciation of
      Investments for the Period.......................      7,538,053
                                                           -----------
      Net Increase in Net Assets
        Resulting from Operations......................      8,171,979
                                                           -----------

Fund Share Transactions
Class A
   Proceeds from Sale of 2,571,636 Shares..............     25,821,426
   Payments for 151 Shares Redeemed....................        (1,867)
                                                           -----------
    Net Increase in Net Assets Resulting from
      Class A Fund Share Transactions
      (2,571,485 shares)...............................     25,819,559
                                                           -----------
Class B
  Proceeds from Sale of 27,098 Shares..................        316,931
    Net Increase in Net Assets Resulting from
      Class B Fund Share Transactions
      (27,098 shares)..................................        316,931
                                                           -----------
  Total Increase in Net Assets.........................     34,308,469

NET ASSETS
  Beginning of Period..................................         12,000
                                                           -----------
  End of Period (includes undistributed
    net investment loss of ($81,580)...................    $34,320,469
                                                           ===========


    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC.
AGGRESSIVE GROWTH STOCK FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                              CLASS A             CLASS B
                                              --------            --------
                                           FOR THE PERIOD      FOR THE PERIOD
                                          MARCH 31, 1997*     MARCH 31, 1997*
                                                 TO                  TO
                                           JULY 31, 1997       JULY 31, 1997
                                            (UNAUDITED)         (UNAUDITED)
                                          ---------------      --------------

SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period......   $  10.00           $  10.00

  Income from Investment Operations:......
    Net Investment Loss#..................     (0.03)             (0.06)
    Net Realized and Unrealized Gains.....
      on Investments......................       3.23               3.23
                                             --------           --------
       Total from Investment Operations...       3.20               3.17
                                             --------           --------

  Less Distributions:
    Distributions from Net Investment
      Income..............................       0.00               0.00
    Distributions from Realized
      Gains on Investments................       0.00               0.00
                                             --------           --------
       Total Distributions................       0.00               0.00
                                             --------           --------

Net Asset Value, End of Period............   $  13.20           $  13.17
                                             ========           ========

Total Return+.............................    32.00%+            31.70%+
                                             ========           ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)..   $ 33,956               $365
                                             ========           ========

Ratio of Expenses to Average Net Assets...    1.30%**            1.95%**
                                             ========           ========

Ratio of Gross Expenses to Average
  Net Assets..............................    1.68%**            2.33%**
                                             ========           ========
Ratio of Net Investment Loss to
  Average Net Assets......................   -0.84%**           -1.59%**
                                             ========           ========

Portfolio Turnover Rate...................     18.14%             18.14%
                                             ========           ========

Average Commission Rate...................   $ 0.0522           $ 0.0522
                                             ========           ========

    * Commencement of Operations.
   ** Computed on an annualized basis.
    + Total Return includes deductions for management and other fund expenses;
      excludes deductions for sales loads.
   ++ Reflects total return for the period; not annualized.
    # Calculated based on average shares outstanding.


    The Accompanying Notes are an Integral Part of the Financial Statements

MASON STREET FUNDS, INC
GROWTH STOCK FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS
  Common Stocks
    (cost $24,143,623).................................    $30,409,638
  Money Market Investments
    (cost $2,895,584)..................................      2,895,584
                                                           -----------
                                                            33,305,222

  Cash.................................................        220,392
  Due from Sale of Fund Shares.........................         21,730
  Unamortized Organizational Costs.....................         19,285
  Prepaid Initial Registration Expenses................         17,876
  Dividends and Interest Receivable....................         12,517
  Futures Variation Margin.............................          1,175
                                                           -----------
    Total Assets.......................................     33,598,197
                                                           -----------

LIABILITIES
  Due on Purchase of Securities........................      1,005,607
  Due to Investment Advisor............................         70,251
  Accrued Expenses.....................................         51,669
  Payable to Northwestern Mutual Life..................         37,161
                                                           -----------
    Total Liabilities..................................      1,164,688
                                                           -----------
NET ASSETS.............................................    $32,433,509
                                                           ===========

REPRESENTED BY:
  Aggregate Paid in Capital
    (300,000,000 shares authorized,
    $.001 par value; 2,584,700
    shares outstanding)................................    $25,952,537
  Undistributed Net Investment
    Income.............................................         20,758
  Undistributed Accumulated Net
    Realized Gain on Investments.......................         94,399
  Net Unrealized Appreciation of:
    Investment Securities..............................      6,266,015
    Index Futures Contracts............................         99,800
                                                           -----------

  Net Assets for 2,584,700 Shares
    Outstanding........................................    $32,433,509
                                                           ===========

Per Share of Class A (Based on 2,570,720
  Shares Issued and Outstanding):
    Offering Price.....................................    $     13.18
                                                           ===========
    Net Asset Value and Redemption Price...............    $     12.55
                                                           ===========

Per Share of Class B (Based on 13,980
  Shares Issued and Outstanding):
    Net Asset Value, Offering and
      Redemption Price.................................    $     12.52
                                                           ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)



STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of
      $1,135)..........................................    $    96,051
    Interest...........................................         46,627
                                                           -----------
      Total Income.....................................        142,678
                                                           -----------

  EXPENSES
    Management Fees....................................         70,251
    Shareholder Servicing Fees.........................         23,417
    Registration Fees..................................         15,388
    Transfer Agent Fees................................         14,066
    Distribution Fees:
      Class A..........................................          9,344
      Class B..........................................            174
    Administrative Fees................................          9,367
    Custody Fees.......................................          6,445
    Audit Fees.........................................          5,167
    Shareholder Reports................................          2,050
    Miscellaneous Expenses.............................          2,199
    Organizational Costs...............................          1,348
    Outside Professional Fees..........................            981
                                                           -----------
      Total Expenses...................................        160,197
                                                           -----------
      Less:
        Custodian Fees Paid Indirectly.................          (707)
        Expenses Reimbursed by Affiliates..............       (37,570)
                                                           -----------
      Total Net Expenses...............................        121,920
                                                           -----------
    Net Investment Income..............................         20,758
                                                           -----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
  Net Realized Gain on Investments.....................         94,399
  Net Change in Unrealized Appreciation of:
    Investments Securities.............................      6,266,015
    Index Futures Contracts............................         99,800
                                                           -----------
      Net Change in Unrealized
        Appreciation of Investments for
        the Period.....................................      6,365,815
                                                           -----------
Net Gain on Investments................................      6,460,214
                                                           -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................     $6,480,972
                                                           ===========


    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC
GROWTH STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                             FOR THE
                                                           FOUR MONTHS
                                                              ENDED
                                                             JULY 31,
                                                               1997
                                                            ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income..............................    $    20,758
    Net Realized Gain on Investments...................         94,399
    Net Change in Unrealized Appreciation of
      Investments for the Period.......................      6,365,815
                                                           -----------
        Net Increase in Net Assets Resulting
          from Operations..............................      6,480,972
                                                           -----------

Fund Share Transactions
  Class A
    Proceeds from Sale of 2,570,236 Shares.............     25,790,381
    Payments for 116 Shares Redeemed...................        (1,313)
                                                           -----------
      Net Increase in Net Assets Resulting from
        Class A Fund Share Transactions
        (2,570,120 shares).............................     25,789,068
                                                           -----------
  Class B
    Proceeds from Sale of 13,380 Shares................        151,469
      Net Increase in Net Assets Resulting from
        Class B Fund Share Transactions
        (13,380 shares)................................        151,469
                                                           -----------
  Total Increase in Net Assets.........................     32,421,509

NET ASSETS
  Beginning of Period..................................         12,000
                                                           -----------
  End of Period (includes undistributed net
    investment income of $20,758)......................    $32,433,509
                                                           ===========


    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC
GROWTH STOCK FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                 CLASS A          CLASS B
                                                 -------          -------
                                             FOR THE PERIOD    FOR THE PERIOD
                                             MARCH 31, 1997*  MARCH 31, 1997*
                                                   TO                TO
                                              JULY 31, 1997    JULY 31, 1997
                                               (UNAUDITED)      (UNAUDITED)
                                             --------------    --------------

SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period..........  $ 10.00           $ 10.00
  Income from Investment Operations:
    Net Investment Income(Loss)#..............     0.01            (0.02)
    Net Realized and Unrealized Gains
      on Investments..........................     2.54              2.54
                                                -------           -------
        Total from Investment Operations......     2.55              2.52
                                                -------           -------

  Less Distributions:
    Distributions from Net Investment Income..     0.00              0.00
    Distributions from Realized Gains
      on Investments..........................     0.00              0.00
                                                -------           -------
        Total Distributions...................     0.00              0.00
                                                -------           -------

Net Asset Value, End of Period................  $ 12.55           $ 12.52
                                                =======           =======

Total Return+.................................  25.50%+           25.20%+
                                               ========          ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)......  $32,258           $   175
                                                =======           =======

Ratio of Expenses to Average Net Assets.......  1.30%**           1.95%**
                                                =======           =======

Ratio of Gross Expenses to Average
  Net Assets..................................  1.70%**           2.35%**
                                                =======           =======
Ratio of Net Investment Income(Loss)
  to Average Net Assets.......................  0.22%**          -0.59%**
                                                =======           =======

Portfolio Turnover Rate.......................    4.44%             4.44%
                                                =======           =======

Average Commission Rate.......................  $0.0487           $0.0487
                                                =======           =======

    * Commencement of Operations.
   ** Computed on an annualized basis.
    + Total Return includes deductions for management and other fund expenses;
      excludes deductions for sales loads.
   ++ Reflects total return for the period; not annualized.
    # Calculated based on average shares outstanding.

    The Accompanying Notes are an Integral Part of the Financial Statements

MASON STREET FUNDS, INC.
MUNICIPAL BOND FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS
  Bonds
    (cost $25,387,349).................................    $26,683,397
  Money Market Investments
    (cost $400,000)....................................        400,000
                                                           -----------
                                                            27,083,397

  Cash.................................................         44,458
  Due from Sale of Securities..........................        953,669
  Interest Receivable..................................        265,681
  Unamortized Organizational Costs.....................         19,285
  Prepaid Initial Registration Expenses................         17,876
  Futures Variation Margin.............................          3,750
  Due from Sale of Fund Shares.........................             32
                                                           -----------
   Total Assets........................................     28,388,148
                                                           -----------

LIABILITIES
  Due on Purchase of Securities........................        952,415
  Income Dividend Payable..............................        102,433
  Payable to Northwestern Mutual Life..................         37,161
  Accrued Expenses.....................................         47,595
  Due to Investment Advisor............................         25,833
                                                           -----------
   Total Liabilities...................................      1,165,437
                                                           -----------
NET ASSETS.............................................    $27,222,711
                                                           ===========

Represented By:
  Aggregate Paid in
    (300,000,000 shares authorized,
    $.001 par value; 2,574,102
    shares outstanding)................................    $25,757,194
  Undistributed Accumulated Net
    Realized Gain on Investments.......................        144,781
  Net Unrealized Appreciation of:
    Investment Securities..............................      1,296,048
    Futures Contracts..................................         24,688
                                                           -----------
  Net Assets for 2,574,102 Shares
    Outstanding........................................    $27,222,711
                                                           ===========
Per Share of Class A (Based on 2,549,899
  Shares Issued and Outstanding):
    Offering Price.....................................    $     11.11
                                                           ===========
    Net Asset Value and Redemption Price...............    $     10.58
                                                           ===========

Per Share of Class B (Based on 24,203
  Shares Issued and Outstanding):
    Net Asset Value, Offering and
      Redemption Price.................................    $     10.58
                                                           ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)



STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME
  Income
    Interest...........................................       $458,863
                                                           -----------

  Expenses
    Management Fees....................................         25,833
    Shareholder Servicing Fees.........................         21,527
    Transfer Agent Fees................................         13,381
    Registration Fees..................................         13,294
    Distribution Fees:
      Class A..........................................          8,575
      Class B..........................................            271
    Administrative Fees................................          8,611
    Audit Fees.........................................          5,667
    Miscellaneous Expenses.............................          3,154
    Shareholder Reports................................          1,506
    Organizational Costs...............................          1,348
    Outside Professional Fees..........................          1,181
    Custody Fees.......................................          1,083
                                                           -----------
      Total Expenses...................................        105,431
                                                           -----------
      Less:
        Custodian Fees Paid Indirectly.................        (2,692)
        Expenses Reimbursed by Affiliates..............       (29,320)
                                                           -----------
      Total Net Expenses...............................         73,419
                                                           -----------
    Net Investment Income..............................        385,444
                                                           -----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities..............................         89,866
    Futures Contracts..................................         54,915
                                                           -----------
      Net Realized Gain on Investments
        for the Period.................................        144,781
                                                           -----------
  Net Change in Unrealized Appreciation of:
    Investment Securities..............................      1,296,048
    Futures Contracts..................................         24,688
                                                           -----------
      Net Change in Unrealized
        Appreciation of Investments for
        the Period.....................................      1,320,736
                                                           -----------
 Net Gain on Investments...............................      1,465,517
                                                           -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................    $ 1,850,961
                                                           ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC.
MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE
                                                           FOUR MONTHS
                                                              ENDED
                                                             JULY 31,
                                                               1997
                                                            ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income................................   $  385,444
    Net Realized Gain on Investments.....................      144,781
    Net Change in Unrealized Appreciation
      of Investments for the Period......................    1,320,736
                                                           -----------
      Net Increase in Net Assets Resulting
        from Operations..................................    1,850,961
                                                           -----------

  Distributions to Class A Shareholders
    from Net Investment Income...........................    (384,168)
  Distributions to Class B Shareholders
    from Net Investment Income...........................      (1,276)
                                                           -----------
      Net Decrease in Net Assets Resulting
       from Distributions to Shareholders................    (385,444)
                                                           -----------

Fund Share Transactions
Class A
  Proceeds from Sale of 2,521,621 Shares.................   25,219,770
  Proceeds from Shares Issued on
    Reinvestment of Distributions Paid
    (27,678 shares)......................................      282,536
                                                           -----------
    Net Increase in Net Assets Resulting
      from Class A Fund Share
      Transactions (2,549,299 shares)....................   25,502,306
                                                           -----------
Class B
  Proceeds from Sale of 23,589 Shares....................      242,740
  Proceeds from Shares Issued on
    Reinvestment of Distributions Paid
    (14 shares)..........................................          148
                                                           -----------
    Net Increase in Net Assets Resulting from
      Class B Fund Share
      Transactions (23,603 shares).......................      242,888
                                                           -----------
  Total Increase in Net Assets...........................   27,210,711

NET ASSETS
  Beginning of Period....................................       12,000
                                                           -----------
  End of Period (includes no
    undistributed net investment income).................  $27,222,711
                                                           ===========


    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC.
MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                 CLASS A          CLASS B
                                                 -------          -------
                                             FOR THE PERIOD    FOR THE PERIOD
                                             MARCH 31, 1997*  MARCH 31, 1997*
                                                   TO                TO
                                              JULY 31, 1997    JULY 31, 1997
                                               (UNAUDITED)      (UNAUDITED)
                                             --------------    --------------

SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period..........  $ 10.00         $  10.00

  Income from Investment Operations:
    Net Investment Income.....................     0.15             0.12
    Net Realized and Unrealized Gains.........
      on Investments..........................     0.58             0.58
                                               --------         --------
       Total from Investment Operations.......     0.73             0.70
                                               --------         --------

  Less Distributions:
    Distributions from Net
      Investment Income.......................   (0.15)           (0.12)
    Distributions from Realized
      Gains on Investments....................     0.00             0.00
                                               --------         --------
       Total Distributions....................   (0.15)           (0.12)
                                               --------         --------
Net Asset Value, End of Period................  $ 10.58         $  10.58
                                               ========         ========

Total Return+.................................   7.37%+           7.07%+
                                               ========         ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)......  $26,967         $    256
                                               ========         ========

Ratio of Expenses to Average Net Assets.......  0.85%**          1.50%**
                                               ========         ========

Ratio of Gross Expenses to
  Average Net Assets..........................  1.22%**          1.86%**
                                               ========         ========

Ratio of Net Investment Income
  to Average Net Assets.......................  4.51%**          3.81%**
                                               ========         ========

Portfolio Turnover Rate.......................  108.87%          108.87%
                                               ========         ========

    * Commencement of Operations.
   ** Computed on an annualized basis.
    + Total Return includes deductions for management and other fund expenses;
      excludes deductions for sales loads.
   ++ Reflects total return for the period; not annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements

MASON STREET FUNDS, INC.
INTERNATIONAL EQUITY FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS
  Common Stocks
    (cost $14,952,196).................................    $16,258,345
  Money Market Investments
    (cost $11,696,438).................................     11,696,438
                                                           -----------
                                                            27,954,783

  Cash.................................................         79,252
  Dividends Receivable.................................         85,022
  Due from Foreign Currency
    Contracts..........................................         82,182
  Due from Purchase of Fund Shares.....................         23,384
  Unamortized Organizational Costs.....................         19,285
  Prepaid Initial Registration Expenses................         17,876
                                                           -----------
       Total Assets....................................     28,261,784
                                                           -----------

LIABILITIES
  Due on Purchase of Securities........................        104,807
  Due on Foreign Currency Contracts....................         82,325
  Due to Investment Advisor............................         73,990
  Accrued Expenses.....................................         70,071
  Payable to Northwestern Mutual Life..................         37,161
                                                           -----------
      Total Liabilities................................        368,354
                                                           -----------
NET ASSETS.............................................    $27,893,430
                                                           ===========

Represented By:
  Aggregate Paid in Capital
    (300,000,000 shares authorized,
    $.001 par value; 2,619,502
    shares outstanding)................................    $26,224,917
  Undistributed Net Investment
    Income.............................................        351,113
  Undistributed Accumulated Net
    Realized Gain on Investments.......................         12,546
  Net Unrealized Appreciation(Depreciation) of:
    Investment Securities..............................      1,306,149
    Foreign Currency Transactions......................        (1,295)
                                                           -----------

  Net Assets for 2,619,502 Shares
    Outstanding........................................    $27,893,430
                                                           ===========

Per Share of Class A (Based on 2,583,939
  Shares Issued and Outstanding):
     Offering Price....................................    $     11.18
                                                           ===========
     Net Asset Value and Redemption Price..............    $     10.65
                                                           ===========

Per Share of Class B (Based on 35,563
  Shares Issued and Outstanding):
     Net Asset Value, Offering and
       Redemption Price................................    $     10.63
                                                           ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)


STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend
      tax of $22,137)....................................     $222,737
    Interest.............................................      274,372
                                                             ---------
    Total Income.......................................        497,109
                                                             ---------

  Expenses
    Management Fees....................................         73,990
    Custody Fees.......................................         49,906
    Shareholder Servicing Fees.........................         21,762
    Registration Fees..................................         16,658
    Transfer Agent Fees................................         14,146
    Distribution Fees:
      Class A..........................................          8,638
      Class B..........................................            499
    Administrative Fees................................          8,705
    Audit Fees.........................................          6,000
    Miscellaneous Expenses.............................          4,272
    Shareholder Reports................................          2,390
    Organizational Costs...............................          1,348
    Outside Professional Fees..........................          1,248
                                                             ---------
      Total Expenses...................................        209,562
                                                             ---------
      Less:
        Expenses Reimbursed by Affiliates..............       (63,566)
                                                             ---------
      Total Net Expenses...............................        145,996
                                                             ---------
Net Investment Income..................................        351,113
                                                             ---------

REALIZED AND UNREALIZED GAIN(LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain on
    Foreign Currency Transactions......................         12,546
  Net Change in Unrealized Appreciation(Depreciation) of:
    Investment Securities..............................      1,306,149
      Foreign Currency Transactions....................        (1,295)
                                                             ---------
      Net Change in Unrealized
        Appreciation for the Period....................      1,304,854
                                                             ---------
  Net Gain on Investments..............................      1,317,400
                                                             ---------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................     $1,668,513
                                                             =========

MASON STREET FUNDS, INC.
INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE
                                                           FOUR MONTHS
                                                              ENDED
                                                             JULY 31,
                                                               1997
                                                            ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income..............................     $  351,113
    Net Realized Gain on Investments...................         12,546
    Net Unrealized Appreciation of
      Investments for the Period.......................      1,304,854
                                                            ----------
Net Increase in Net Assets Resulting
  from Operations......................................      1,668,513
                                                            ----------
Fund Share Transactions
  Class A
    Proceeds from Sale of 2,583,448 Shares.............     25,857,676
    Payments for 109 Shares Redeemed...................        (1,134)
                                                            ----------
      Net Increase in Net Assets Resulting from
        Class A Fund Share Transactions
        (2,583,339 shares).............................     25,856,542
                                                            ----------
  Class B
    Proceeds from Sale of 34,963 Shares................        356,375
                                                            ----------
      Net Increase in Net Assets Resulting from
        Class B Fund Share Transactions
        (34,963 shares)................................        356,375
                                                            ----------
  Total Increase in Net Assets.........................     27,881,430

NET ASSETS
  Beginning of Period..................................         12,000
  End of Period (includes undistributed
    net investment income of $351,113).................    $27,893,430
                                                           ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC.
INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                 CLASS A          CLASS B
                                                 -------          -------
                                             FOR THE PERIOD    FOR THE PERIOD
                                             MARCH 31, 1997*  MARCH 31, 1997*
                                                   TO                TO
                                              JULY 31, 1997    JULY 31, 1997
                                               (UNAUDITED)      (UNAUDITED)
                                              ------------      -----------

SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period..........  $ 10.00          $ 10.00

  Income from Investment Operations:
    Net Investment Income#....................     0.14             0.12
    Net Realized and Unrealized Gains.........
      on Investments..........................     0.51             0.51
                                               --------         --------
       Total from Investment Operations.......     0.65             0.63
                                               --------         --------

  Less Distributions:
    Distributions from Net Investment Income..     0.00             0.00
    Distributions from Realized
      Gains on Investments....................     0.00             0.00
                                               --------         --------
       Total Distributions....................     0.00             0.00
                                               --------         --------

Net Asset Value, End of Period................  $ 10.65          $ 10.63
                                               ========         ========

Total Return+.................................   6.50%+           6.30%+
                                               ========         ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)......  $27,515          $   378
                                               ========         ========

Ratio of Expenses to Average Net Assets.......  1.65%**          2.30%**
                                               ========         ========

Ratio of Gross Expenses to Average
  Net Assets..................................  2.39%**          3.04%**
                                               ========         ========

Ratio of Net Investment Income
  to Average Net Assets.......................  4.05%**          2.97%**
                                               ========         ========
Portfolio Turnover Rate.......................    0.00%            0.00%
                                               ========         ========

Average Commission Rate.......................  $0.0029          $0.0029
                                               ========         ========

    * Commencement of Operations.
   ** Computed on an annualized basis.
    + Total Return includes deductions for management and other fund expenses;
      excludes deductions for sales loads.
   ++ Reflects total return for the period; not annualized.
    # Calculated based on average shares outstanding.


    The Accompanying Notes are an Integral Part of the Financial Statements

MASON STREET FUNDS, INC.
GROWTH AND INCOME STOCK FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS
  Common Stocks
    (cost $26,171,138).................................    $31,311,497
  Money Market Investments
    (cost $1,098,021)..................................      1,098,021
                                                           -----------
                                                            32,409,518

  Cash.................................................        303,252
  Due from Sale of Securities..........................        506,044
  Dividends and Interest Receivable....................         29,631
  Unamortized Organizational Costs.....................         19,285
  Prepaid Initial Registration Expenses................         17,876
  Due from Sale of Fund Shares.........................          7,946
                                                           -----------
    Total Assets.......................................     33,293,552
                                                           -----------

LIABILITIES
  Due on Purchase of Securities........................        781,410
  Due to Investment Advisor............................         60,930
  Accrued Expenses.....................................         51,807
  Payable to Northwestern Mutual Life..................         37,161
                                                           -----------
    Total Liabilities..................................        931,308
                                                           -----------
NET ASSETS.............................................    $32,362,244
                                                           ===========

Represented By:
  Aggregate Paid in Capital
    (300,000,000 shares authorized,
    $.001 par value; 2,570,382
    shares outstanding)................................    $25,767,551
  Undistributed Net Investment
    Income.............................................         43,674
  Undistributed Accumulated Net
    Realized Gain on Investments.......................      1,410,660
  Net Unrealized Appreciation of
    Investments........................................      5,140,359
                                                           -----------

  Net Assets for 2,570,382 Shares
    Outstanding........................................    $32,362,244
                                                           ===========

Per Share of Class A (Based on 2,553,702
  Shares Issued and Outstanding):
    Offering Price.....................................    $     13.22
                                                           ===========
    Net Asset Value and Redemption Price...............    $     12.59
                                                           ===========

Per Share of Class B (Based on 16,680
  Shares Issued and Outstanding):
    Net Asset Value, Offering and
      Redemption Price.................................     $    12.56
                                                           ===========


    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)



STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of
      $1,853)..........................................     $  135,906
    Interest...........................................         20,505
                                                              --------
      Total Income.....................................        156,411
                                                              --------

  Expenses
    Management Fees....................................         60,930
    Shareholder Servicing Fees.........................         23,435
    Registration Fees..................................         14,715
    Transfer Agent Fees................................         14,094
    Distribution Fees:
      Class A..........................................          9,335
      Class B..........................................            289
    Administrative Fees................................          9,374
    Audit Fees.........................................          5,333
    Custody Fees.......................................          4,121
    Shareholder Reports................................          2,203
    Miscellaneous Expenses.............................          1,875
    Organizational Costs...............................          1,348
    Outside Professional Fees..........................            981
                                                              --------
      Total Expenses...................................        148,034
                                                              --------
    Less:
      Custodian Fees Paid Indirectly...................        (1,552)
      Expenses Reimbursed by Affiliates................       (33,745)
                                                              --------
      Total Net Expenses...............................        112,737
                                                              --------
Net Investment Income..................................         43,674
                                                              --------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
  Net Realized Gain on Investments.....................      1,410,660
  Net Change in Unrealized Appreciation................
    of Investments for the Period......................      5,140,359
                                                             ---------
  Net Gain on Investments..............................      6,551,019
                                                             ---------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................     $6,594,693
                                                             =========

MASON STREET FUNDS, INC.
GROWTH AND INCOME STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE
                                                           FOUR MONTHS
                                                              ENDED
                                                             JULY 31,
                                                               1997
                                                            ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income..............................    $    43,674
    Net Realized Gain on Investments...................      1,410,660
    Net Change in Unrealized Appreciation
      of Investments for the Period....................      5,140,359
                                                            ----------
      Net Increase in Net Assets Resulting
        from Operations................................      6,594,693
                                                            ----------

Fund Share Transactions
 Class A
    Proceeds from Sale of 2,553,219 Shares.............     25,583,255
    Payments for 116 Shares Redeemed...................        (1,401)
                                                            ----------
      Net Increase in Net Assets Resulting from
        Class A Fund Share Transactions
        (2,553,103 shares).............................     25,581,854
                                                            ----------
 Class B
    Proceeds from Sale of 16,185 Shares................        174,940
    Payments for 106 Shares Redeemed...................        (1,243)
                                                            ----------
      Net Increase in Net Assets Resulting from
        Class B Fund Share Transactions
        (16,079 shares)................................        173,697
                                                            ----------
    Total Increase in Net Assets.......................     32,350,244

NET ASSETS
  Beginning of Period..................................         12,000
                                                            ----------
  End of Period (includes undistributed net
    investment income of $43,674)......................    $32,362,244
                                                            ==========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC.
GROWTH AND INCOME STOCK FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                 Class A          Class B
                                                 -------          -------
                                             For the Period    For the Period
                                             March 31, 1997*  March 31, 1997*
                                                   to                to
                                              July 31, 1997    July 31, 1997
                                               (Unaudited)      (Unaudited)
                                              -------------    -------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period.......   $   10.00        $   10.00

  Income from Investment Operations:
    Net Investment Income(Loss)#...........        0.02           (0.01)
    Net Realized and Unrealized Gains
      on Investments.......................        2.57             2.57
                                              ---------        ---------

       Total from Investment Operations....        2.59             2.56
                                              ---------        ---------

  Less Distributions:
    Distributions from Net
      Investment Income....................        0.00             0.00
    Distributions from Realized
      Gains on Investments.................        0.00             0.00
                                              ---------        ---------
        Total Distributions................        0.00             0.00
                                              ---------        ---------

Net Asset Value, End of Period.............   $   12.59        $   12.56
                                              =========        =========

Total Return+..............................     25.90%+          25.60%+
                                              =========        =========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)...   $  32,153        $     210
                                              =========        =========

Ratio of Expenses to Average Net Assets....     1.20%**          1.85%**
                                              =========        =========

Ratio of Gross Expenses to
  Average Net Assets.......................     1.55%**          2.20%**
                                              =========        =========

Ratio of Net Investment Income (Loss)
  to Average Net Assets....................     0.47%**         -0.35%**
                                              =========        =========

Portfolio Turnover Rate....................      43.65%           43.65%
                                              =========        =========

Average Commission Rate....................   $  0.0450        $  0.0450
                                              =========        =========

    * Commencement of Operations.
   ** Computed on an annualized basis.
    + Total Return includes deductions for management and other fund expenses;
      excludes deductions for sales loads.
   ++ Reflects total return for the period; not annualized.
    # Calculated based on average shares outstanding.


    The Accompanying Notes are an Integral Part of the Financial Statements

MASON STREET FUNDS, INC.
INDEX 500 STOCK FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS
  Common Stocks
    (cost $25,686,447).................................    $32,163,002
  Money Market Investments
    (cost $1,596,750)..................................      1,596,750
                                                           -----------
                                                            33,759,752

  Due from Sale of Fund Shares.........................        117,092
  Dividends and Interest Receivable....................         40,843
  Unamortized Organizational Costs.....................         19,285
  Prepaid Initial Registration Expenses................         17,876
  Futures Variation Margin.............................          1,175
                                                           -----------
    Total Assets.......................................     33,956,023
                                                           -----------
LIABILITIES
  Accrued Expenses.....................................         53,744
  Payable to Northwestern Mutual Life..................         37,161
  Due to Investment Advisor............................         28,835
                                                           -----------
    Total Liabilities..................................        119,740
                                                           -----------
NET ASSETS.............................................    $33,836,283
                                                           ===========

REPRESENTED BY:
  Aggregate Paid in Capital
    (300,000,000 shares authorized,
    $.001 par value; 2,682,289
    shares outstanding)................................    $27,056,897
  Undistributed Net Investment
    Income.............................................        108,378
  Undistributed Accumulated Net
    Realized Gain on Investments.......................         54,853
  Net Unrealized Appreciation of:
    Investment Securities..............................      6,476,555
    Index Futures Contracts............................        139,600
                                                           -----------

  Net Assets for 2,682,289 Shares
    Outstanding........................................    $33,836,283
                                                           ===========
Per Share of Class A (Based on 2,604,802
  Shares Issued and Outstanding):
    Offering Price.....................................    $     12.28
                                                           ===========
     Net Asset Value and Redemption Price..............    $     11.70
                                                           ===========

Per Share of Class B (Based on 77,487
  Shares Issued and Outstanding):
     Net Asset Value, Offering and
       Redemption Price................................    $     11.69
                                                           ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)



STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME
Income
  Dividends (less foreign dividend
    tax of $1,527).....................................     $  168,275
  Interest.............................................         22,689
                                                           -----------
    Total Income.......................................        190,964
                                                           -----------

Expenses
  Management Fees......................................         28,835
  Shareholder Servicing Fees...........................         24,029
  Registration Fees....................................         20,657
  Custody Fees.........................................         20,067
  Transfer Agent Fees..................................         14,403
  Distribution Fees:
    Class A............................................          9,475
    Class B............................................          1,025
  Administrative Fees..................................          9,612
  Miscellaneous Expenses...............................          5,592
  Audit Fees...........................................          5,000
  Shareholder Reports..................................          3,430
  Organizational Costs.................................          1,348
  Outside Professional Fees............................            981
                                                           -----------
    Total Expenses.....................................        144,454
                                                           -----------
    Less:
      Custodian Fees Paid Indirectly...................          (881)
      Expenses Reimbursed by Affiliates................       (60,987)
                                                           -----------
    Total Net Expenses.................................         82,586
                                                           -----------
  Net Investment Income................................        108,378
                                                           -----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
  Net Realized Gain on Investments.....................         54,853
  Net Change in Unrealized Appreciation of:
    Investment Securities..............................      6,476,555
    Index Futures Contracts............................        139,600
                                                           -----------
      Net Change in Unrealized
      Appreciation of Investments for
      the Period.......................................      6,616,155
                                                           -----------
  Net Gain on Investments..............................      6,671,008
                                                           -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................     $6,779,386
                                                            ==========

MASON STREET FUNDS, INC.
INDEX 500 STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE
                                                           FOUR MONTHS
                                                              ENDED
                                                             JULY 31,
                                                               1997
                                                            ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income ............................    $   108,378
    Net Realized Gain on Investments..................         54,853
    Net Change in Unrealized Appreciation of
      Investments for the Period......................      6,616,155
                                                           ----------
      Net Increase in Net Assets Resulting
        from Operations...............................      6,779,386
                                                           ----------

Fund Share Transactions
 Class A
    Proceeds from Sale of 2,611,159 Shares............     26,245,756
    Payments for 6,957 Shares Redeemed................       (68,885)
                                                           ----------
      Net Increase in Net Assets Resulting from
        Class A Fund Share Transactions
        (2,604,202 shares)............................     26,176,871
                                                           ----------
 Class B
    Proceeds from Sale of 85,456 Shares...............        971,968
    Payments for 8,569 Shares Redeemed................      (103,942)
      Net Increase in Net Assets Resulting from
        Class B Fund Share Transactions
        (76,887 shares)...............................        868,026
                                                           ----------
  Total Increase in Net Assets........................     33,824,283
                                                           ----------
NET ASSETS
  Beginning of Period.................................         12,000
  End of Period (includes undistributed
    net investment income of $108,378)................    $33,836,283
                                                           ==========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC.
INDEX 500 STOCK FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                 Class A          Class B
                                                 -------          -------
                                             For the Period    For the Period
                                             March 31, 1997*  March 31, 1997*
                                                   to                to
                                              July 31, 1997    July 31, 1997
                                               (Unaudited)      (Unaudited)
                                             --------------    -------------

SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period.......... $  10.00         $  10.00

  Income from Investment Operations:
    Net Investment Income#....................     0.04             0.01
    Net Realized and Unrealized Gains
      on Investments..........................     2.58             2.58
                                               --------         --------
       Total from Investment Operations.......     2.62             2.59
                                               --------         --------

  Less Distributions:
    Distributions from Net Investment Income..     0.00             0.00
    Distributions from Realized
      Gains on Investments....................     0.00             0.00
                                               --------         --------
       Total Distributions....................     0.00             0.00
                                               --------         --------

Net Asset Value, End of Period................ $  12.62         $  12.59
                                               ========         ========

Total Return+.................................  26.20%+          25.90%+
                                               ========         ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)...... $ 32,860         $    976
                                               ========         ========

Ratio of Expenses to Average Net Assets.......  0.85%**          1.50%**
                                               ========         ========

Ratio of Gross Expenses to Average Net Assets.  1.47%**          2.12%**
                                               ========         ========

Ratio of Net Investment Income
  to Average Net Assets.......................  1.13%**          0.37%**
                                               ========         ========

Portfolio Turnover Rate.......................    1.19%            1.19%
                                               ========         ========

Average Commission Rate....................... $ 0.0253         $ 0.0253
                                               ========         ========

    * Commencement of Operations.
   ** Computed on an annualized basis.
    + Total Return includes deductions for management and other fund expenses;
      excludes deductions for sales loads.
   ++ Reflects total return for the period; not annualized.
    # Calculated based on average shares outstanding.


    The Accompanying Notes are an Integral Part of the Financial Statements

MASON STREET FUNDS, INC.
HIGH YIELD BOND FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS
  Bonds
    (cost $18,720,803).................................    $19,873,420
  Preferred Stock
    (cost $7,029,750)..................................      7,672,040
  Money Market Investments
    (cost $498,021)....................................        498,021
                                                           -----------
                                                            28,043,481

  Cash.................................................        494,034
  Due from Sale of Securities..........................      1,383,229
  Dividends and Interest Receivable....................        446,638
  Due from Sale of Fund Shares.........................         49,517
  Unamortized Organizational Costs.....................         19,285
  Prepaid Initial Registration Expenses................         17,876
                                                           -----------
       Total Assets....................................     30,454,060
                                                           -----------

LIABILITIES
  Due on Purchase of Securities........................      1,373,935
  Income Dividend Payable..............................        178,541
  Due to Investment Advisor............................         66,570
  Accrued Expenses.....................................         48,971
  Payable to Northwestern Mutual Life..................         37,161
                                                           -----------
      Total Liabilities................................      1,705,178
                                                           -----------
NET ASSETS.............................................    $28,748,882
                                                           ===========

REPRESENTED BY:
  Aggregate Paid in Capital
    (300,000,000 shares authorized,
    $.001 par value; 2,617,756
    shares outstanding)................................    $26,233,787
  Undistributed Accumulated Net
    Realized Gain on Investments.......................        719,188
  Net Unrealized Appreciation of
    Investments........................................      1,795,907
                                                           -----------

  Net Assets for 2,617,756 Shares
    Outstanding........................................    $28,748,882
                                                           ===========

Per Share of Class A (Based on 2,604,557
  Shares Issued and Outstanding):
     Offering Price....................................    $     11.53
                                                           ===========
     Net Asset Value and Redemption Price..............    $     10.98
                                                           ===========

Per Share of Class B (Based on 13,199
  Shares Issued and Outstanding):
     Net Asset Value, Offering and
       Redemption Price................................    $     10.98
                                                           ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)


STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME
  Income
    Interest...........................................       $738,388
    Dividends..........................................         87,752
                                                            ----------
      Total Income.....................................        826,140
                                                            ----------

Expenses
  Management Fees......................................         66,570
  Shareholder Servicing Fees...........................         22,190
  Registration Fees....................................         14,304
  Transfer Agent Fees..................................         13,859
  Distribution Fees:
    Class A............................................          8,852
    Class B............................................            177
  Administrative Fees..................................          8,876
  Audit Fees...........................................          5,667
  Miscellaneous Expenses...............................          4,104
  Shareholder Reports..................................          1,768
  Organizational Costs.................................          1,348
  Outside Professional Fees............................          1,181
                                                            ----------
    Total Expenses.....................................        148,896
                                                            ----------
      Less:
        Expenses Reimbursed by Affiliates..............       (33,355)
                                                            ----------
    Total Net Expenses.................................        115,541
                                                            ----------
  Net Investment Income................................        710,599
                                                            ----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
  Net Realized Gain on Investments.....................        719,188
  Net Change in Unrealized Appreciation
    of Investments for the Period......................      1,795,907
                                                            ----------
  Net Gain on Investments..............................      2,515,095
                                                            ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................     $3,225,694
                                                            ==========

MASON STREET FUNDS, INC.
HIGH YIELD BOND FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE
                                                           FOUR MONTHS
                                                              ENDED
                                                             JULY 31,
                                                               1997
                                                            ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income..............................     $  710,599
    Net Realized Gain on Investments...................        719,188
    Net Change in Unrealized Appreciation
      of Investments for the Period....................      1,795,907
                                                            ----------
      Net Increase in Net Assets
        Resulting from Operations......................      3,225,694
                                                            ----------

  Distributions to Class A Shareholders from
    Net Investment Income..............................      (709,004)
  Distributions to Class B Shareholders from
    Net Investment Income..............................        (1,595)
                                                            ----------
      Net Decrease in Net Assets Resulting from
        Distributions to Shareholders..................      (710,599)
                                                            ----------

Fund Share Transactions
Class A
    Proceeds from Sale of 2,553,292 Shares.............     25,560,497
    Proceeds from Shares Issued on Reinvestment
      of Distributions Paid (50,815 shares)............        530,769
    Payments for 150 Shares Redeemed...................        (1,625)
                                                            ----------
      Net Increase in Net Assets Resulting from
        Class A Fund Share Transactions
        (2,603,957 shares).............................     26,089,641
                                                            ----------
 Class B
    Proceeds from Sale of 12,540 Shares................        131,523
    Proceeds from Shares Issued on Reinvestment
      of Distributions Paid (59 shares)................            623
                                                            ----------
      Net Increase in Net Assets Resulting from
        Class B Fund Share Transactions
        (12,599 shares)................................        132,146
                                                            ----------
  Total Increase in Net Assets.........................     28,736,882

NET ASSETS
  Beginning of Period..................................         12,000
                                                            ----------
  End of Period (includes no undistributed
    net investment income).............................    $28,748,882
                                                            ==========


    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC.
HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)


                                                 Class A          Class B
                                                 -------          -------
                                             For the Period    For the Period
                                             March 31, 1997*  March 31, 1997*
                                                   to                to
                                              July 31, 1997    July 31, 1997
                                               (Unaudited)      (Unaudited)
                                             --------------    --------------

SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period.......... $  10.00         $  10.00

  Income from Investment Operations:
    Net Investment Income.....................     0.28             0.25
    Net Realized and Unrealized Gains
      on Investments..........................     0.98             0.98
                                               --------         --------

       Total from Investment Operations.......     1.26             1.23
                                               --------         --------

  Less Distributions:
    Distributions from Net Investment Income..   (0.28)           (0.25)
    Distributions from Realized Gains
      on Investments..........................     0.00             0.00
                                               --------         --------
       Total Distributions....................   (0.28)           (0.25)
                                               --------         --------

Net Asset Value, End of Period................ $  10.98         $  10.98
                                               ========         ========

Total Return+.................................  12.72%+          12.44%+
                                               ========         ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)...... $ 28,604         $    145
                                               ========         ========

Ratio of Expenses to Average Net Assets.......  1.30%**          1.95%**
                                               ========         ========

Ratio of Gross Expenses to Average Net Assets.  1.67%**          2.30%**
                                               ========         ========

Ratio of Net Investment Income
  to Average Net Assets.......................  8.05%**          7.08%**
                                               ========         ========

Portfolio Turnover Rate.......................   77.40%           77.40%
                                               ========         ========

    * Commencement of Operations.
   ** Computed on an annualized basis.
    + Total Return includes deductions for management and other fund expenses;
      excludes deductions for sales loads.
   ++ Reflects total return for the period; not annualized.


The Accompanying Notes are an Integral Part of the Financial Statements

MASON STREET FUNDS, INC.
ASSET ALLOCATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS
  Common Stock
    (cost $11,065,098).................................    $14,066,275
  Bonds
    (cost $9,175,508)..................................      9,608,067
  Foreign Common Stock
    (cost $3,220,955)..................................      3,993,214
  Money Market Investments
    (cost $1,795,958)..................................      1,795,958
  Preferred Stock
    (cost $977,500)....................................      1,048,750
                                                           -----------
                                                            30,512,264

  Cash.................................................         62,246
  Dividends and Interest Receivable....................        194,597
  Due from Sale of Securities..........................        113,984
  Due from Sale of Fund Shares.........................         37,664
  Unamortized Organizational Costs.....................         19,285
  Prepaid Initial Registration Expenses................         17,876
                                                           -----------
    Total Assets.......................................     30,957,916
                                                           -----------

LIABILITIES
  Due on Purchase of Securities........................        328,068
  Due to Investment Advisor............................         63,616
  Accrued Expenses.....................................         59,409
  Payable to Northwestern Mutual Life..................         37,161
                                                           -----------
    Total Liabilities..................................        488,254
                                                           -----------
NET ASSETS.............................................    $30,469,662
                                                           ===========

REPRESENTED BY:
  Aggregate Paid in Capital
    (300,000,000 shares authorized,
    $.001 par value; 2,566,761
    shares outstanding)................................    $25,726,116
  Undistributed Net Investment
    Income.............................................        261,386
  Undistributed Accumulated Net
    Realized Gain on Investments.......................        204,992
  Net Unrealized Appreciation(Depreciation) of:
    Investment Securities..............................      4,277,245
    Foreign Currency Transactions......................           (77)
                                                           -----------

  Net Assets for 2,566,761 Shares
    Outstanding........................................    $30,469,662
                                                           ===========

Per Share of Class A (Based on 2,532,176
  Shares Issued and Outstanding):
     Offering Price....................................    $     12.46
                                                           ===========
     Net Asset Value and Redemption Price..............    $     11.87
                                                           ===========

Per Share of Class B (Based on 34,585
  Shares Issued and Outstanding):
    Net Asset Value, Offering and
      Redemption Price.................................    $     11.85
                                                           ===========

     The Accompanying Notes are an Integral Part of the Financial Statement
                       (Prepared from Unaudited Figures)


STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED JULY 31, 1997

INVESTMENT INCOME
  Income
    Interest...........................................     $  282,553
    Dividends (less foreign dividend
      tax of $709).....................................        104,828
                                                            ----------
        Total Income...................................        387,381
                                                            ----------

Expenses
  Management Fees......................................         63,616
  Shareholder Servicing Fees...........................         22,720
  Registration Fees....................................         16,172
  Transfer Agent Fees..................................         14,018
  Distribution Fees:
    Class A............................................          9,036
    Class B............................................            389
  Custody Fees.........................................          5,460
  Administrative Fees..................................          9,088
  Miscellaneous Expenses...............................          5,720
  Audit Fees...........................................          5,333
  Shareholder Reports..................................          2,254
  Organizational Costs.................................          1,348
  Outside Professional Fees............................          1,181
                                                            ----------
    Total Expenses.....................................        156,335
                                                            ----------
    Less:
      Custodian Fees Paid Indirectly...................        (7,911)
      Other Expenses Reimbursed by Affiliates..........       (22,429)
                                                            ----------
    Total Net Expenses.................................        125,995
                                                            ----------
  Net Investment Income................................        261,386
                                                            ----------

REALIZED AND UNREALIZED
  GAIN(LOSS) ON INVESTMENTS
  Net Realized Gain(Loss) on Investments:
    Investment Securities..............................        205,081
    Foreign Currency Transactions......................           (89)
                                                            ----------
      Net Realized Gain for the Period.................        204,992
                                                            ----------
  Net Change in Unrealized Appreciation(Depreciation) of:
    Investment Securities..............................      4,277,245
    Foreign Currency Transactions......................           (77)
                                                            ----------
      Net Change in Unrealized
      Appreciation for the Period......................      4,277,168
                                                            ----------
  Net Gain on Investments..............................      4,482,160
                                                            ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................     $4,743,546
                                                            ==========

MASON STREET FUNDS, INC.
ASSET ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                             FOR THE
                                                           FOUR MONTHS
                                                              ENDED
                                                             JULY 31,
                                                               1997
                                                            ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income..............................    $   261,386
    Net Realized Gain on Investments...................        204,992
    Net Change in Unrealized Appreciation of
      Investments for the Period.......................      4,277,168
                                                           -----------
      Net Increase in Net Assets Resulting
        from Operations................................      4,743,546
                                                           -----------

Fund Share Transactions
 Class A
   Proceeds from Sale of 2,531,679 Shares..............     25,340,982
   Payments for 103 Shares Redeemed....................        (1,201)
                                                           -----------
     Net Increase in Net Assets Resulting from
       Class A Fund Share Transactions
       (2,531,576 shares)..............................     25,339,781
                                                           -----------
 Class B
   Proceeds from Sale of 33,985 Shares.................        374,335
     Net Increase in Net Assets Resulting from
       Class B Fund Share Transactions
       (33,985 shares).................................        374,335
                                                           -----------
  Total Increase in Net Assets.........................     30,457,662

NET ASSETS
  Beginning of Period..................................         12,000
                                                           -----------
  End of Period (includes undistributed net
    investment income of $261,386).....................    $30,469,662
                                                           ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC.
ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                 CLASS A          CLASS B
                                                 -------          -------
                                             FOR THE PERIOD    FOR THE PERIOD
                                             MARCH 31, 1997*  MARCH 31, 1997*
                                                   TO                TO
                                              JULY 31, 1997    JULY 31, 1997
                                               (UNAUDITED)      (UNAUDITED)
                                             --------------    -------------

SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period.......... $  10.00         $  10.00

  Income from Investment Operations:..........
    Net Investment Income#....................     0.10             0.08
    Net Realized and Unrealized Gains.........
      on Investments..........................     1.77             1.77
                                               --------         --------

       Total from Investment Operations.......     1.87             1.85
                                               --------         --------

  Less Distributions:
    Distributions from Net Investment Income..     0.00             0.00
    Distributions from Realized
      Gains on Investments....................     0.00             0.00
                                               --------         --------
       Total Distributions....................     0.00             0.00
                                               --------         --------

Net Asset Value, End of Period................ $  11.87         $  11.85
                                               ========         ========

Total Return+.................................  18.70%+          18.50%+
                                               ========         ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (in thousands).............................. $ 30,060         $    410
                                               ========         ========

Ratio of Expenses to Average Net Assets.......  1.35%**          2.00%**
                                               ========         ========

Ratio of Gross Expenses to Average Net Assets.  1.67%**          2.32%**
                                               ========         ========

Ratio of Net Investment Income to
  Average Net Assets..........................  2.86%**          2.04%**
                                               ========         ========

Portfolio Turnover Rate.......................   28.60%           28.60%
                                               ========         ========

Average Commission Rate....................... $ 0.0656         $ 0.0656
                                               ========         ========

    * Commencement of Operations.
   ** Computed on an annualized basis.
    + Total Return includes deductions for management and other fund expenses;
      excludes deductions for sales loads.
   ++ Reflects total return for the period; not annualized.
    # Calculated based on average shares outstanding.


    The Accompanying Notes are an Integral Part of the Financial Statements

MASON STREET FUNDS, INC.
SELECT BOND FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
July 31, 1997

ASSETS
  Bonds
    (cost $25,565,028).................................    $26,400,530
  Money Market Investments.............................
    (cost $2,499,519)..................................      2,499,519
                                                           -----------
                                                            28,900,049

  Cash.................................................        537,947
  Due from Sale of Fund Securities.....................      2,014,520
  Interest Receivable..................................        379,381
  Due from Sale of Fund Shares.........................         36,972
  Unamortized Organizational Costs.....................         19,285
  Prepaid Initial Registration Expenses................         17,876
                                                           -----------
       Total Assets....................................     31,906,030
                                                           -----------

LIABILITIES
  Due on Purchase of Securities........................      4,468,948
  Income Dividend Payable..............................        147,497
  Accrued Expenses.....................................         47,268
  Payable to Northwestern Mutual Life..................         37,161
  Due to Investment Advisor............................         25,752
                                                           -----------
      Total Liabilities................................      4,726,626
                                                           -----------
NET ASSETS.............................................    $27,179,404
                                                           ===========

REPRESENTED BY:
  Aggregate Paid in Capital
    (300,000,000 shares authorized,
    $.001 par value; 2,571,569
    shares outstanding)................................    $25,731,052
  Undistributed Accumulated Net
    Realized Gain on Investments.......................        616,788
  Net Unrealized Appreciation of
    Investments Securities.............................        831,564
                                                           -----------
  Net Assets for 2,571,569 Shares
    Outstanding........................................    $27,179,404
                                                           ===========

Per Share of Class A (Based on 2,564,527
  Shares Issued and Outstanding):
     Offering Price....................................    $     11.10
                                                           ===========
     Net Asset Value and Redemption Price..............    $     10.57
                                                           ===========

Per Share of Class B (Based on 7,042
  Shares Issued and Outstanding):
     Net Asset Value, Offering and
       Redemption Price................................    $     10.57
                                                           ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

STATEMENT OF OPERATIONS
For the Four Months Ended July 31, 1997

INVESTMENT INCOME
  Income
    Interest...........................................    $   614,541
                                                           -----------
Expenses
  Management Fees......................................         25,752
  Shareholder Servicing Fees...........................         21,460
  Transfer Agent Fees..................................         13,466
  Registration Fees....................................         12,846
  Distribution Fees:
    Class A............................................          8,575
    Class B............................................             65
  Administrative Fees..................................          8,584
  Audit Fees...........................................          5,167
  Miscellaneous Expenses...............................          3,756
  Custody Fees.........................................          3,148
  Shareholder Reports..................................          1,389
  Organizational Costs.................................          1,348
  Outside Professional Fees............................          1,181
                                                           -----------
    Total Expenses.....................................        106,737
                                                           -----------
    Less:
      Custodian Fees Paid Indirectly...................        (3,503)
      Expenses Reimbursed by Affiliates................       (30,204)
                                                           -----------
    Total Net Expenses.................................         73,030
                                                           -----------
  Net Investment Income................................        541,511
                                                           -----------


REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities..............................        506,650
    Futures Contracts..................................        110,138
                                                           -----------
  Net Realized Gain on Investments
    for the Period.....................................        616,788
                                                           -----------
  Net Change in Unrealized Appreciation of
    Investment Securities for the Period...............        831,564
                                                           -----------
  Net Gain on Investments..............................      1,448,352
                                                           -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................    $ 1,989,863
                                                           ===========

MASON STREET FUNDS, INC.
SELECT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE
                                                           FOUR MONTHS
                                                              ENDED
                                                             JULY 31,
                                                               1997
                                                            ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income..............................    $   541,511
    Net Realized Gain on Investments...................        616,788
    Net Change in Unrealized Appreciation of
      Investments for the Period.......................        831,564
                                                           -----------
      Net Increase in Net Assets Resulting
        from Operations................................      1,989,863
                                                           -----------

  Distributions to Class A Shareholders from
    Net Investment Income..............................      (541,037)
  Distributions to Class B Shareholders from
    Net Investment Income..............................          (474)
                                                           -----------
      Net Decrease in Net Assets Resulting from
        Distributions to Shareholders..................      (541,511)
                                                           -----------

Fund Share Transactions
  Class A
    Proceeds from Sale of 2,525,402 Shares.............     25,260,077
    Proceeds from Shares Issued on Reinvestment
      of Distributions Paid
      (38,575 shares)..................................        393,177
    Payments for 50 Shares Redeemed....................          (521)
                                                           -----------
      Net Increase in Net Assets Resulting from
        Class A Fund Share Transactions
        (2,563,927 shares).............................     25,652,733
                                                           -----------
  Class B
    Proceeds from Sale of 6,430 Shares.................         66,191
    Proceeds from Shares Issued on Reinvestment
      of Distributions Paid(12 shares).................            128
                                                           -----------
      Net Increase in Net Assets Resulting from
        Class B Fund Share Transactions
        (6,442 shares).................................         66,319
                                                           -----------
  Total Increase in Net Assets.........................     27,167,404

Net Assets
  Beginning of Period..................................         12,000
                                                           -----------
  End of Period (includes no undistributed
    net investment income).............................    $27,179,404
                                                           ===========


    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

MASON STREET FUNDS, INC.
SELECT BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)


                                                 Class A          Class B
                                                 -------          -------
                                             For the Period    For the Period
                                             March 31, 1997*  March 31, 1997*
                                                   to                to
                                              July 31, 1997    July 31, 1997
                                               (Unaudited)      (Unaudited)
                                             --------------    --------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period.......... $  10.00         $  10.00

  Income from Investment Operations:
    Net Investment Income.....................     0.21             0.19
    Net Realized and Unrealized Gains
      on Investments..........................     0.57             0.57
                                               --------         --------
       Total from Investment Operations.......     0.78             0.76
                                               --------         --------

  Less Distributions:
    Distributions from Net Investment Income..   (0.21)           (0.19)
    Distributions from Realized
      Gains on Investments....................     0.00             0.00
                                               --------         --------
       Total Distributions....................   (0.21)           (0.19)
                                               --------         --------

Net Asset Value, End of Period................ $  10.57         $  10.57
                                               ========         ========

Total Return+.................................   7.91%+           7.65%+
                                               ========         ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)...... $ 27,105         $     74
                                               ========         ========

Ratio of Expenses to Average Net Assets.......  0.85%**          1.50%**
                                               ========         ========

Ratio of Gross Expenses to
  Average Net Assets..........................  1.23%**          1.88%**
                                               ========         ========

Ratio of Net Investment Income
  to Average Net Assets.......................  6.34%**          5.74%**
                                               ========         ========

Portfolio Turnover Rate.......................  130.39%          130.39%
                                               ========         ========

    * Commencement of Operations.
   ** Computed on an annualized basis.
    + Total Return includes deductions for management and other fund expenses;
      excludes deductions for sales loads.
   ++ Reflects total return for the period; not annualized.


The Accompanying Notes are an Integral Part of the Financial Statements

MASON STREET FUNDS
SELECT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 1997

                                                                     MARKET
                                                      PAR             VALUE
BONDS (91.35%)                                         ---           ------
--------------
CORPORATE BONDS (16.00%)
------------------------
AUTOMOBILES (3.51%)
Tata Engineering and Locomotive
  Company Limited, 7.875%, 7/15/07 (144a)          1,000,000    $ 1,015,400
                                                                 ----------

BANK HOLDING COMPANIES (0.89%)
First Union Institutional
  Capital II, 7.85%, 1/1/27                          250,000        256,980
                                                                 ----------

COMMUNICATIONS (3.53%)
+Panamsat, 0%, 8/1/03                                500,000        490,310
WorldCom, Inc, 7.75%, 4/1/27                         500,000        530,704
                                                                 ----------
                                                                  1,021,014

DIVERSIFIED/CONGLOMORATE (3.54%)
Hutchison Whampoa Finance (CI) Limited,
  6.988%, 8/1/37 (144a)                            1,000,000      1,024,330
                                                                 ----------

MEDIA/CABLE (1.78%)
Time Warner Entertainment, 7.25%, 9/1/08             500,000        513,171
                                                                 ----------

UTILITIES (2.75%)
Camuzzi Gas Pampeana, 9.25%, 12/15/01                750,000        792,563
                                                                 ----------
   TOTAL CORPORATE BONDS                                        $ 4,623,458
                                                                 ----------


GOVERNMENT BONDS (DOMESTIC AND FOREIGN) AND AGENCY BONDS (20.03%)
-----------------------------------------------------------------
Argentina, Republic of, 8.75%, 5/9/02                750,000    $   756,375
Brazil, Republic of, 6.937%, 4/15/12                 750,000        627,187
Brazil, Republic of, 8%, 4/15/14                   1,120,650        945,941
Federal National Mortgage Assoc., 6%, 05/01/2011   1,652,829      1,618,549
Poland, 4%, 10/27/14                                 500,000        437,500
Russian, 0%, 12/29/49                              1,000,000        701,250
U.S. Treasury, 0%, 02/15/2019 PO                   2,800,000        703,080
                                                                 ----------
   TOTAL GOVERNMENT BONDS                                       $ 5,789,882
                                                                 ----------

MORTGAGE BACKED AND ASSET BACKED SECURITIES (45.17%)
----------------------------------------------------
AUTO-RELATED (3.55%)
Carco Auto Loan Master Trust, 6.689%, 8/15/06        250,000    $   251,172
Team Fleet Financing Corporation,
  7.35%, 5/15/03 (144a)                              750,000        775,078
                                                                 ----------
   TOTAL                                                          1,026,250
                                                                 ----------
COMMERCIAL MORTGAGES (37.97%)
Asset Securitization Corporation,
  1.257%, 11/13/26 IO                             19,217,244        852,765
Chase Commercial Mortgage Securities
  Corp., 7.37%, 6/19/29                              250,000        258,711
Credit Suisse First Boston Mortgage
  Securities Corp., 7.26%, 6/20/29 (144a)            249,650        259,792
Credit Suisse First Boston Mortgage
  Securities Corp., 7.28%, 6/20/29 (144a)            250,000        260,977
Credit Suisse First Boston Mortgage
  Securities Corp., 7.46%, 6/20/29 (144a)            500,000        521,953
First Union-Lehman Brothers Commercial
  Mortgage Trust, 1.307%, 4/18/27 IO              13,977,789      1,118,223
LB Commercial Conduit Mortgage
  Trust, 1.248%, 10/25/26 IO                      17,874,568      1,186,979
LB Mortgage Trust, 8.396%, 1/20/17                   406,392        470,906
Merrill Lynch Mortgage Investors,
  Inc., 7.12%, 6/18/29                               500,000        517,031
Merrill Lynch Mortgage Investors,
  Inc., 8.154% , 6/18/29                             500,000    $   500,937
Midland Realty Acceptance Corp.,
  1.389%, 1/25/29 (144a) IO                        9,833,744        786,700
NationsBank Lease Pass Thru Trust,
  7.442%, 1/10/11 (144a)                             500,000        517,812
Red Mountain Funding LLC, 7.365%, 1/15/19            176,000        177,320
Red Mountain Funding LLC, 7.471%, 1/15/19            400,000        382,750
Union Acceptance Corp., 6.45%, 7/9/2003            3,136,227      3,161,693
                                                                 ----------
   TOTAL                                                         10,974,549
                                                                 ----------

MANUFACTURED HOUSING (2.48%)
Mid-State Trust VI, 7.54%, 7/1/35                    688,822        717,667
                                                                 ----------

RESIDENTIAL MORTGAGES (1.17%)
BCF L L C Mortgage Pass Thru
  Certificate, 7.75%, 3/25/37 (144a)                 334,358        336,657
                                                                 ----------

                                                                 ----------
   TOTAL MORTGAGE BACKED AND ASSET BACKED SECURITIES            $13,055,123
                                                                 ----------

MUNICIPAL BONDS (10.15%)
New Jersey Economic Development
  Authority, 0.00%, 2/15/25                        7,000,000    $ 1,044,120
New Jersey Economic Development
  Authority, 0.00%, 2/15/16                        2,000,000        557,460
New Jersey Economic Development
  Authority, 7.425%, 2/15/29                       1,250,000      1,330,486
                                                                 ----------
   TOTAL MUNICIPAL BONDS                                        $ 2,932,066
                                                                 ----------
   TOTAL BONDS                                                  $26,400,530
                                                                 ----------
MONEY MARKET INVESTMENTS (8.65%)
--------------------------------
GOVERNMENT (DOMESTIC AND FOREIGN) (3.80%)
Russia Government, 9.5%, 11/05/97                  1,000,000    $ 1,000,000
U.S. Treasury, 5.08%, 9/4/97                         100,000         99,519
                                                                 ----------
   TOTAL                                                          1,099,519
                                                                 ----------

FINANCE COMPANIES (4.85%)
Associates Corp of North America, 5.85%, 8/1/97    1,400,000      1,400,000
                                                                 ----------
   TOTAL MONEY MARKET INSTRUMENTS                               $ 2,499,519
                                                                 ----------
   TOTAL SELECT BOND PORTFOLIO                                  $28,900,049
                                                                 ----------

+ Deferred interest security that receives no coupon payments until a predetermined date at which the stated coupon rate becomes effective.

MASON STREET FUNDS, INC.
MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31,1997
                                                                     MARKET
                                                     PAR              VALUE
                                                     ---             ------
BONDS (98.52%)
--------------
CALIFORNIA (3.74%)
California Housing Financing
  Agency, 5.75%, 2/1/29                            1,000,000    $ 1,012,980
                                                                 ----------

COLORADO (4.21%)
++Douglas County, Colorado School
  District RE.1, 6.5%, 12/15/16                    1,000,000      1,139,200
                                                                 ----------

DISTRICT OF COLUMBIA (3.81%)
++District of Columbia, 5.1%, 6/1/03               1,000,000      1,031,200
                                                                 ----------

FLORIDA (3.66%)
Dade County, Florida, Water &
  Sewer, 5.25%, 10/1/26                            1,000,000        992,540
                                                                 ----------

ILLINOIS (16.10%)
Chicago, Illinois Board of
  Education, 6.75%, 12/1/9                         1,000,000      1,203,720
Chicago, Illinois O'Hare
  International Airport, 5.7%, 1/1/8               1,000,000      1,053,970
++Illinois State Toll Highway
  Authority, 6.0%, 1/1/9                           1,000,000      1,126,060
Metropolitan Fair & Exposition
  Authority, 5.0%, 7/1/25                          1,000,000        976,860
                                                                 ----------
   TOTAL                                                          4,360,610

KENTUCKY (4.10%)
Louisville & Jefferson County,
  Kentucky Regional Airport
  Authority, 6.5%, 7/1/17                          1,000,000      1,110,880
                                                                 ----------

MICHIGAN (8.06%)
Nice Community School District,
  Michigan, Maruette & Baraga
  Counties, 5.25%, 5/1/16                          1,000,000        990,500
Pinckney Michigan Community
  Schools, 7.25%, 5/1/6                            1,000,000      1,193,160
                                                                 ----------
   TOTAL                                                          2,183,660

MINNESOTA (3.23%)
Northern Municipal Power Agency,
  Electric Systems, 7.25%, 1/1/16                    825,000        875,127
                                                                 ----------

NEBRASKA (3.87%)
Nebraska Investment Finance Authority ,
  Single Family Housing, 6.25%, 3/1/21             1,000,000      1,047,400
                                                                 ----------

NEVADA (4.14%)
++Clark County, Nevada, Sanitation
  District, 6.8%, 7/1/12                           1,000,000      1,122,290
                                                                 ----------

New York (19.63%)
Metropolitan Transportation Authority,
  5.625%, 7/1/25                                   1,000,000      1,038,250
The City of New York, 6.0%, 4/15/9                 1,000,000      1,075,070
New York City Municipal Water Finance
  Authority, 5.75%, 6/15/29                        1,000,000      1,043,480
++New York State Local Government
  Assistance Corporation, 7.0%, 4/1/16             1,000,000      1,117,320
Port Authority  of New York and New
  Jersey, 5.75%, 12/1/25                           1,000,000      1,041,020
                                                                 ----------
   TOTAL                                                          5,315,140

NORTH CAROLINA (4.28%)
North Carolina Eastern Municipal
  Power Agency, 7.0%, 1/1/8                        1,000,000      1,160,360
                                                                 ----------

PUERTO RICO (3.93%)
Puerto Rico Electric Power
  Authority, 5.5%, 7/1/8                           1,000,000      1,064,590
                                                                 ----------

TEXAS (3.84%)
Brazos, Texas, Higher Education
  Authority, 5.5%, 6/1/2                           1,000,000      1,038,760
                                                                 ----------

WASHINGTON (11.92%)
Washington State Public Power Supply
  System, 6.5%, 7/1/15                             3,000,000    $ 3,228,660
                                                                 ----------
   TOTAL MUNICIPAL BONDS                                        $26,683,397
                                                                 ----------

MONEY MARKET INVESTMENTS (1.48%)
--------------------------------
Associates Corporation of
  North America, 5.85%,7/31/97                       400,000    $   400,000
                                                                 ----------
   TOTAL MUNICIPAL BOND PORTFOLIO                               $27,083,397
                                                                 ==========


++Partially held by the custodian in segregated account as collateral for open futures positions. Information regarding open futures contracts as of July 31, 1997 is summarized below:

                                   Number of      Expiration     Unrealized
Issuers                            Contracts         Date       Appreciation
-------                            ---------      ---------     ------------
U.S. Treasury Bond Future              10       September 1997    $24,688

MASON STREET FUNDS
INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31,1997

                                                                     MARKET
                                                  SHARES/PAR          VALUE
COMMON STOCK (95.27%)                             ----------         ------
---------------------
BASIC MATERIALS (5.03%)
Air Products & Chemicals, Inc.                        500       $    44,094
Alcan Aluminum Limited                              1,000            39,188
Allegheny Teledyne Inc.                               800            24,900
Aluminum Co. of America                               800            70,800
*Armco Inc.                                           500             2,719
ASARCO, Inc.                                          200             6,800
Avery Dennison Corp.                                  500            22,063
B.F. Goodrich Company                                 200             9,038
Barrick Gold Corporation                            1,600            36,500
Battle Mountain Gold Company                        1,000             5,563
*Bethlehem Steel Corporation                          500             5,625
Boise Cascade Corporation                             200             7,413
Champion International                                400            24,800
Cyprus Minerals Co.                                   400            10,150
Dow Chemical Company                                1,000            95,000
E.I. du Pont de Nemours & Co.                       4,900           327,994
Eastman Chemical Company                              300            18,150
Echo Bay Mines Limited Co.                            600             3,000
Ecolab, Inc.                                          300            14,006
Engelhard Corp.                                       600            12,900
*FMC Corporation                                      200            17,150
Freeport-McMoRan Copper & Gold, Inc.                  900            26,325
Georgia Pacific Corp.                                 400            37,775
Great Lakes Chemical                                  300            15,019
Hercules Incorporated                                 400            21,250
Homestake Mining Company                              600             8,288
Inco Limited                                          700            21,656
Inland Steel Industries, Inc.                         200             4,588
International Flavors & Fragrances, Inc.              500            26,531
International Paper Company                         1,300            72,800
James River Corp. of Virginia                         400            16,475
Louisiana Pacific Corporation                         500            11,469
Mead Corp.                                            200            14,400
Monsanto Company                                    2,600           129,513
Morton International, Inc.                            600            20,063
Nalco Chemical Company                                300            12,244
Newmont Mining Corporation                            658            27,143
Nucor Corp.                                           400            24,825
Phelps Dodge Corporation                              300            25,519
Placer Dome Incorporated                            1,000            17,000
Potlatch Corporation                                  100             4,781
PPG Industries Inc.                                   800            51,200
Praxair                                               700            38,588
Reynolds Metals Company                               300            23,400
Rohm & Haas Company                                   300            29,400
Sigma-Aldrich Corp.                                   400            13,850
Stone Container Corporation                           400             6,650
Union Camp Corporation                                300            17,569
Union Carbide Corporation                             500       $    27,688
USX-Marathon Group                                  1,300            41,844
W.R. Grace & Co.                                      300            18,450
Westvaco Corporation                                  400            13,375
Weyerhaeuser Company                                  900            56,025
Willamette Industries Inc.                            200            15,238
Worthington Industries                                400             7,925
                                                                 ----------
       TOTAL                                                      1,696,719
                                                                 ----------

CAPITAL GOODS (8.21%)
Aeroquip-Vickers Inc.                                    100          5,481
AMP Incorporated                                       1,000         52,250
*AutoZone, Inc.                                          700         20,038
Boeing Company                                         3,200        188,200
Briggs & Stratton Corporation                            100          5,069
Browning-Ferris Industries Inc.                          900         33,300
Case Corporation                                         300         18,731
Caterpillar Inc.                                       1,700         95,200
Centex Corporation                                       100          5,575
Cincinnati Milacron Inc.                                 200          5,600
Cooper Industries, Inc.                                  500         27,781
Crane Co.                                                200          9,088
Cummins Engine Company, Inc.                             200         15,700
Deere & Company                                        1,100         62,563
Dover Corporation                                        500         35,688
Emerson Electric Co.                                   2,000        118,000
Fluor Corporation                                        400         24,600
Foster Wheeler Corporation                               200          8,875
General Dynamics Corporation                             300         26,550
General Electric Company                              14,400      1,010,700
General Signal Corporation                               200          9,838
Giddings & Lewis Company                                 100          2,100
Harnischfeger Industries, Inc.                           200          8,625
Honeywell Inc.                                           600         44,813
Illinois Tool Works Inc.                               1,100         57,063
Ingersoll-Rand Company                                   500         34,031
Johnson Controls Inc.                                    400         17,925
Kaufman & Broad Home Corp.                               200          4,275
Laidlaw Transportation Limited                         1,400         22,313
Lockheed Martin Corporation                              800         85,200
Masco Corporation                                        700         32,813
McDermott International, Inc.                            200          6,113
McDonnell Douglas Corporation                            900         68,850
Millipore Corp.                                          200          8,838
Moore Corporation Ltd.                                   400          8,675
Northrop Grumman Corporation                             300         34,538
Owens Corning Fiberglas Corp.                            200          8,413
Pall Corporation                                         600         15,075
Parker-Hannifin Corporation                              300         19,313
Pitney Bowes Inc.                                        600         45,075
Pulte Corporation                                        100    $     4,081
Raychem Corp.                                            200         19,400
Rockwell International Corporation                       900         59,063
Safety-Kleen Corp.                                       300          5,269
*Thermo Electron Corporation                             700         23,931
Thomas & Betts Corporation                               200         11,425
Timken Company                                           300         10,556
TRW, Inc.                                                500         29,250
Tyco International Ltd.                                1,100         89,100
United Technologies Corp.                              1,000         84,563
Waste Management Inc.                                  2,000         64,000
Westinghouse Electric Corp.                            2,800         67,375
                                                                 ----------
      TOTAL                                                       2,770,888
                                                                 ----------

Communication Services (5.45%)
*Airtouch Communications Inc.                          2,200         72,463
ALLTEL Corporation                                       800         26,300
Ameritech Corporation                                  2,400        161,850
AT&T Corporation                                       7,100        261,369
Bell Atlantic Corporation                              1,900        137,869
Bellsouth Corporation                                  4,300        203,713
Frontier Corporation                                     700         14,438
GTE Corporation                                        4,200        195,300
MCI Communications Corporation                         3,000        105,938
*NextLevel Systems, Inc.                                 600         11,963
NYNEX Corp.                                            1,900        105,331
SBC Communications Incorporated                        4,016        237,697
Sprint Corporation                                     1,900         94,050
U S WEST Communications Group                          2,100         76,781
*WorldCom Inc.                                         3,900        136,256
                                                                 ----------
      TOTAL                                                       1,841,318
                                                                 ----------
CONSUMER CYCLICAL (10.08%)
American Greetings Corp.                                 300         10,050
Armstrong World Industries Inc.                          200         14,763
Black & Decker Corporation                               400         16,850
Brunswick Corporation                                    400         12,900
*Charming Shoppes Incorporated                           500          2,937
Chrysler Corporation                                   3,000        111,375
Circuit City Stores, Inc.                                400         14,500
Cooper Tire & Rubber Company                             300          7,481
*Costco Companies, Inc.                                  900         34,088
*CUC International Inc.                                1,800         44,325
CVS Corporation                                          700         39,813
Dana Corporation                                         500         22,719
Darden Restaurant Inc.                                   700          6,694
Dayton Hudson Corporation                              1,000         64,625
Deluxe Corp.                                             400         13,325
Dillard Department Stores, Inc.                          500         18,906
Dow Jones & Company, Inc.                                400         17,275
Dun & Bradstreet Corporation                             700    $    18,900
Eaton Corporation                                        300         27,094
Echlin Inc.                                              300         11,119
*Federated Department Stores, Inc.                       900         39,431
Fleetwood Enterprises, Inc.                              200          6,488
Ford Motor Company                                     5,200        212,550
*Fruit of the Loom, Incorporated                         300          8,213
Gannet Company Inc.                                      600         59,588
General Motors Corp.                                   3,200        198,000
Genuine Parts Company                                    750         24,469
Goodyear Tire & Rubber Company                           700         45,194
Harcourt General                                         300         14,175
*Harrahs Entertainment                                   400          8,200
Hasbro Inc.                                              600         18,413
*HFS Incorporated                                        700         40,775
Hilton Hotels Corporation                              1,100         34,581
Home Depot, Inc.                                       3,150        157,106
*ITT Corp.                                               500         31,969
ITT Industries Inc.                                      500         14,156
J.C. Penney Company, Inc.                              1,100         64,350
John H. Harland Company                                  100          1,963
Jostens, Inc.                                            200          5,163
*K Mart Corporation                                    2,100         24,938
*King World Productions, Inc.                            200          8,075
Knight-Ridder Inc.                                       400         19,875
Liz Claiborne, Inc.                                      300         14,363
Longs Drug Stores Corp.                                  200          5,388
Lowe's Companies, Inc.                                   800         30,100
Marriott International                                   600         41,250
Mattel, Inc.                                           1,300         45,175
May Department Stores Company                          1,000         55,875
Maytag Corporation                                       400         11,675
McDonald's Corporation                                 3,000        161,250
McGraw-Hill Companies Inc.                               400         27,125
Mercantile Stores Company                                200         13,438
Meredith Corporation                                     200          5,538
National Service Industries, Inc.                        200          9,863
*Navistar International Corp.                            300          6,188
New York Times Company                                   400         20,100
Newell Co.                                               700         29,356
Nike, Inc.                                             1,300         81,006
Nordstrom, Inc.                                          300         17,006
Paccar Incorporated                                      300         14,888
Pep Boys - Manny, Moe & Jack                             300          9,975
R.R. Donnelley & Sons Company                            600         24,113
Reebok International Ltd.                                200         10,325
Rite Aid Corporation                                     500         25,969
Rubbermaid, Inc.                                         700         18,244
Russell Corp.                                            200          5,838
Sears Roebuck & Co.                                    1,700        107,631
Sherwin-Williams Company                                 800    $    25,650
Snap-On Incorporated                                     300         12,375
Springs Industries, Inc.                                 100          4,838
Stride Rite Corp.                                        200          2,713
Tandy Corporation                                        200         11,888
The Gap, Inc.                                          1,200         53,325
The Limited Inc.                                       1,200         26,775
The Stanley Works                                        400         18,125
Times Mirror Company                                     400         21,850
TJX Companies, Inc.                                      700         20,913
*Toys "R" Us                                           1,300         44,281
Tribune Company                                          500         26,469
VF Corporation                                           300         26,925
*Viacom Incorporated                                   1,500         46,313
Wal-Mart Stores Inc.                                   9,900        371,869
Walgreen Company                                       1,100         62,150
Walt Disney Company                                    3,000        242,438
Wendy's International, Inc.                              600         14,663
Whirlpool Corporation                                    300         15,000
*Woolworth Corp.                                         600         16,988
                                                                 ----------
      TOTAL                                                       3,404,638
                                                                 ----------

CONSUMER STAPLES (12.38%)
Adolph Coors Co.                                         200          6,294
Alberto-Culver Company                                   200          5,613
Albertson's, Inc.                                      1,100         40,769
American Stores Co.                                    1,200         30,300
Anheuser-Busch Companies, Inc.                         2,200         94,463
Archer Daniels Midland Company                         2,300         51,750
Avon Products, Inc.                                      600         43,538
Ball Corporation                                         100          2,975
Bemis Company, Inc.                                      200          9,188
Brown-Forman Corp.                                       300         14,625
Campbell Soup Company                                  2,000        103,750
Cardinal Health Inc.                                     500         31,125
Clorox Company                                           200         27,925
Colgate-Palmolive Co.                                  1,300         98,475
Comcast Corp.                                          1,500         34,031
Conagra Inc.                                           1,000         70,313
CPC International Corp.                                  600         57,563
Crown Cork & Seal Company, Inc.                          600         30,338
Fleming Companies, Inc.                                  200          3,188
Fortune Brands, Inc.                                     800         28,350
General Mills, Inc.                                      700         48,388
Giant Food Inc.                                          300         10,069
Gillette Company                                       2,400        237,600
Great Atlantic & Pacific Tea Co., Inc.                   200          5,488
H.J. Heinz Company                                     1,600         73,900
Hershey Foods Corp.                                      700         38,675
Kellogg Company                                          900         82,688
Kimberly-Clark Corporation                             2,500    $   126,719
Pepsico Inc.                                           6,700        256,694
Philip Morris Companies, Inc.                         10,600        478,325
Pioneer Hi-Bred International                            400         29,600
Procter & Gamble Company                               3,000        456,375
Quaker Oats Company                                      600         30,713
Ralston Purina Group                                     500         45,125
Sara Lee Corporation                                   2,100         92,006
Seagram Company Ltd.                                   1,600         61,300
Supervalue Inc.                                          300         12,150
Sysco Corporation                                        800         29,850
*Tele Communications, Inc.                             2,900         49,663
The Coca-Cola Company                                 10,900        754,825
*The Kroger Company                                    1,100         32,519
Time Warner Inc.                                       2,400        130,950
Tupperware                                               300         10,425
*U S West Media Group                                  2,700         59,569
Unilever, N.V.                                           700        152,600
UST Incorporated                                         800         23,250
Winn-Dixie Stores, Inc.                                  700         25,638
Wm. Wrigley Jr. Company                                  500         38,469
                                                                 ----------
      TOTAL                                                       4,178,146
                                                                 ----------

ENERGY (8.28%)
Amerada Hess Corporation                                 400         23,525
Amoco Company                                          2,200        206,800
Ashland, Inc.                                            300         15,938
Atlantic Richfield Company                             1,400        104,738
Baker Hughes Inc.                                        700         30,844
Burlington Resource Inc.                                 500         23,625
Chevron Corp.                                          2,900        229,463
Dresser Industries, Inc.                                 800         33,400
Exxon Corporation                                     10,900        700,325
Halliburton Company                                    1,100         50,600
Helmerich & Payne, Inc.                                  100          6,731
Kerr-McGee Corporation                                   200         12,525
Louisiana Land & Exploration Co.                         200         14,125
Mobil Corporation                                      3,400        260,100
Monterey Resources, Inc.                                 176          2,684
Occidental Petroleum Corporation                       1,400         35,088
*ORYX Energy Company                                     500         12,344
Pennzoil Company                                         200         15,625
Phillips Petroleum Company                             1,200         55,275
*Rowan Companies, Inc.                                   400         13,150
Royal Dutch Petroleum Co., ADR                         9,400        525,813
*Santa Fe Energy Resources, Inc.                         400          3,450
Schlumberger Limited                                   2,200        168,025
Sun Company, Inc.                                        300         10,744
Texaco Inc.                                            1,200        139,275
Union Pacific Resource Group                           1,100         27,156
Unocal Corp.                                           1,100    $    44,000
USX - U S Steel Group Inc.                               400         14,625
*Western Atlas International Inc.                        200         15,913
                                                                 ----------
      TOTAL                                                       2,795,906
                                                                 ----------

FINANCE (15.27%)
Allstate Corporation                                   1,900        150,100
American Express Company                               2,100        175,875
American General Corporation                           1,010         53,783
American International Group, Inc.                     3,150        335,475
Aon Corporation                                          750         42,000
Banc One Corporation                                   2,500        140,313
Bank of New York Company, Inc.                         1,700         82,556
BankAmerica Corporation                                3,100        234,050
BankBoston Corporation                                   600         50,963
Bankers Trust New York Corporation                       300         30,356
Barnett Banks Inc.                                       900         51,244
Beneficial Corporation                                   200         14,500
Charles Schwab Corporation                               800         37,450
Chase Manhattan Corporation                            1,900        215,769
CIGNA Corporation                                        300         59,850
Citicorp                                               2,000        271,500
Comerica, Inc.                                           500         37,813
Conseco Inc.                                             800         32,600
Corestates Financial Corp.                               900         55,519
Countrywide Credit Industries, Inc.                      500         17,625
Equifax, Inc.                                            700         23,756
Fannie Mae                                             4,600        217,638
Federal Home Loan Mortgage Corp.                       3,000        108,188
Fifth Third Bancorp                                      650         41,072
First Bank System Inc.                                   600         53,400
First Chicago NBD Corporation                          1,400        106,225
First Union Corporation                                1,300        131,869
Fleet Financial Group Inc.                             1,100         74,663
General Re Corporation                                   400         83,550
Golden West Financial Corporation                        300         25,238
Green Tree Financial Corporation                         600         28,275
H.F. Ahmanson & Company                                  400         21,275
Hartford Financial Services Group Inc.                   500         43,563
Household International Inc.                             500         64,750
J.P. Morgan & Company, Inc.                              800         92,700
Jefferson-Pilot Corp.                                    300         21,319
KeyCorp                                                1,000         62,188
Lincoln National Corporation                             500         35,563
Loews Corp.                                              500         54,063
Marsh & McLennan Companies Inc.                          700         54,206
MBIA Incorporated                                        200         23,600
MBNA Corp.                                             1,500         67,500
Mellon Bank Corporation                                1,100         55,481
Merrill Lynch & Co.                                    1,500        105,656
MGIC Investment Corp.                                    500    $    26,281
Morgan Stanley, Dean Witter, Discover & Co.            2,555        133,658
National City Corp.                                    1,000         59,500
NationsBank Corp.                                      3,200        227,800
Norwest Corporation                                    1,600        100,900
PNC Bank Corp.                                         1,400         64,050
*Providian Financial Corporation                         400         15,675
Republic New York Corporation                            200         23,100
SAFECO Inc.                                              600         28,725
Salomon Inc.                                             500         31,719
St. Paul Companies, Inc.                                 400         31,375
SunAmerica, Inc.                                         600         36,300
Suntrust Banks Inc.                                    1,000         64,188
The Chubb Corporation                                    800         56,400
Torchmark Corporation                                    300         23,888
Transamerica Corporation                                 300         30,263
Travelers Group Inc.                                   2,800        201,425
UNUM Corporation                                         600         26,700
US Bancorp of Oregon                                     600         40,050
USF&G Corp.                                              500         12,281
Wachovia Corporation                                     700         45,150
Washington Mutual, Inc.                                1,140         78,803
Wells Fargo & Company                                    400        109,975
                                                                 ----------
      TOTAL                                                       5,153,285
                                                                 ----------

HEALTHCARE (10.41%)
Abbott Laboratories Inc.                               3,400        222,488
Aetna Inc.                                               700         79,756
Allergan Incorporated                                    300          9,581
*Alza Corp.                                              400         12,925
American Home Products Corporation                     2,800        230,825
*Amgen Inc.                                            1,200         70,575
Bausch & Lomb Inc.                                       200          8,513
Baxter International Inc.                              1,200         69,375
Becton, Dickinson & Company                              500         26,813
*Beverly Enterprises, Inc.                               400          6,150
Biomet, Inc.                                             500          9,969
*Boston Scientific Corp.                                 900         64,575
Bristol-Myers Squibb Company                           4,400        345,125
C.R. Bard, Inc.                                          300         11,288
Columbia/HCA Healthcare Corporation                    2,900         93,525
Eli Lilly & Company                                    2,400        271,200
Guidant Corp.                                            300         27,375
*Healthsouth Corporation                               1,500         39,750
*Humana, Inc.                                            700         17,063
Johnson & Johnson                                      5,800        361,413
Mallinckrodt, Inc.                                       300         10,500
Manor Care, Inc.                                         300          9,900
Medtronic, Incorporated                                1,000         87,250
Merck & Co., Inc.                                      5,300        550,869
Pfizer Inc.                                            5,700    $   339,863
Pharmacia & Upjohn Inc.                                2,200         83,050
Schering-Plough Corporation                            3,200        174,600
*St. Jude Medical, Inc.                                  400         16,325
*Tenet Healthcare Corp.                                1,300         38,919
U.S. Surgical Corporation                                300         11,138
United Healthcare Corp.                                  800         45,600
Warner-Lambert Company                                 1,200        167,625
                                                                 ----------
      TOTAL                                                       3,513,923
                                                                 ----------

MISCELLANEOUS (1.60%)
Allied Signal Inc.                                     1,200        110,700
Cognizant Corp.                                          700         29,838
Corning Inc.                                           1,000         61,813
H & R Block, Inc.                                        500         19,156
Interpublic Group of Cos. Inc.                           500         22,375
Minnesota Mining & Manufacturing Co.                   1,800        170,550
Service Corporation International                      1,000         34,000
Tenneco Inc.                                             700         32,638
Textron Inc.                                             700         49,044
Whitman Corp.                                            400         10,100
                                                                 ----------
      TOTAL                                                         540,214
                                                                 ----------

TECHNOLOGY (14.52%)
*3COM Corporation                                      1,500         82,031
Adobe Systems, Inc.                                      300         11,213
*Advanced Micro Devices, Inc.                            600         21,038
*Amdahl Corporation                                      500          5,906
*Andrew Corporation                                      400         10,425
*Apple Computer, Inc.                                    600         10,500
*Applied Materials Inc.                                  800         73,500
Autodesk, Inc.                                           200          8,475
Automatic Data Processing, Inc.                        1,300         64,350
*Bay Networks                                            900         27,450
*Cabletron Systems Inc.                                  700         23,713
*Ceridian Corp.                                          400         17,500
*Cisco Systems Incorporated                            2,900        230,731
*CommScope, Inc.                                         200          3,200
*Compaq Computer Corporation                           3,000        171,375
Computer Associates International Inc.                 1,600        108,900
*Computer Sciences Corp.                                 300         24,431
*Data General Corporation                                200          6,038
*Dell Computer Corp.                                   1,400        119,700
*Digital Equipment Corporation                          700         28,831
*DSC Communications Corp.                                500         14,750
Eastman Kodak Company                                  1,400         93,800
EG&G, Inc.                                               200          4,100
*EMC Corporation                                       1,100         55,550
First Data Corporation                                 2,000         87,250
*General Semiconductor, Inc.                             150          2,288
Harris Corporation                                       200    $    17,375
Hewlett-Packard Company                                4,500        315,281
Ikon Office Solutions                                    600         17,513
Intel Corp.                                            7,200        661,050
*Intergraph Corp.                                        200          1,925
International Business Machines Corp.                  4,300        454,725
*LSI Logic Corp.                                         600         18,938
Lucent Technologies Inc.                               2,800        237,825
*Micron Technology                                       900         43,819
*Microsoft Corporation                                 5,200        735,762
Motorola, Inc.                                         2,600        208,813
*National Semiconductor Corporation                      600         18,900
Northern Telecom Limited                               1,100        115,019
*Novell, Inc.                                          1,500         11,367
*Oracle Corporation                                    2,900        157,869
*Parametric Technology Company                           600         29,400
Perkin-Elmer Corporation                                 200         16,325
Polaroid Corporation                                     200         11,900
Raytheon Company                                       1,000         55,875
Scientific-Atlanta, Inc.                                 300          6,300
*Seagate Technology Inc.                               1,100         45,169
Shared Medical Systems Corp.                             100          5,400
*Silicon Graphics                                        800         20,000
*Sun Microsystems Inc.                                 1,600         73,100
*Tandem Computers Inc.                                   500         14,688
Tektronix, Inc.                                          100          6,175
*Tellabs Inc.                                            800         47,900
Temple-Inland Inc.                                       200         13,463
Texas Instruments Incorporated                           800         92,000
*Unisys Corporation                                      800          7,700
W.W. Grainger, Inc.                                      200         19,200
Xerox Corporation                                      1,400        115,150
                                                                 ----------
      TOTAL                                                       4,902,971
                                                                 ----------

TRANSPORTATION (1.22%)
*AMR Corporation                                         400         43,025
Burlington Northern Santa Fe                             700         67,594
Caliber System, Inc.                                     200          7,788
CSX Corporation                                        1,000         61,750
Delta Air Lines Inc.                                     300         26,663
*Federal Express Corp.                                   500         32,281
Norfolk Southern Corporation                             500         55,375
Ryder System, Inc.                                       300         10,744
Southwest Airlines Co.                                   600         17,513
Union Pacific Corporation                              1,100         78,856
*USAir Group, Inc.                                       300         11,494
                                                                 ----------
      TOTAL                                                         413,083
                                                                 ----------

UTILITIES (2.82%)
American Electric Power Co. Inc.                         800         35,800
Baltimore Gas & Electric Co.                             600    $    16,688
Carolina Power & Light Company                           700         24,938
Central & South West Corporation                         900         18,056
Cinergy Corporation                                      700         23,538
Coastal Corp.                                            500         27,188
Columbia Gas System Inc.                                 200         13,750
Consolidated Edison Co. of New York                    1,000         31,625
Consolidated Natural Gas Company                         400         23,150
Dominion Resources Inc.                                  800         29,400
DTE Energy Company                                       600         17,963
Duke Energy Corp.                                      1,531         77,603
Eastern Enterprises                                      100          3,581
Edison International                                   1,800         45,450
Enron Corp                                             1,300         49,319
ENSERCH Corporation                                      300          6,675
Entergy Corporation                                    1,000         27,313
FPL Group, Inc.                                          800         38,300
GPU, Inc.                                                500         17,344
Houston Industries Incorporated                        1,000         20,938
*Niagara Mohawk Power Corporation                        600          5,588
Nicor Inc.                                               200          7,325
Noram Energy Corporation                                 600          9,600
Northern States Power Company                            300         15,413
Ohio Edison Company                                      700         15,575
ONEOK, Inc.                                              100          3,500
P P & L Resources, Inc.                                  700         14,306
Pacific Enterprises                                      400         13,375
PacifiCorp                                             1,300         29,006
PECO Energy Company                                    1,000         23,500
Peoples Energy Corporation                               200          7,675
PG&E Corp.                                             1,800         44,663
Public Service Enterprise Group, Inc.                  1,000         24,750
Sonat Inc.                                               400         19,950
Southern Company                                       3,000         65,813
Texas Utilities Company                                1,000         35,438
UNICOM Corp.                                             900         20,419
Union Electric Company                                   400         15,400
Williams Companies Inc.                                  700         31,996
                                                                 ----------
      TOTAL                                                         951,911
                                                                 ----------
      TOTAL COMMON STOCK                                        $32,163,002
                                                                 ----------


                                                                     MARKET
MONEY MARKET INSTRUMENT (4.73%)                   SHARES/PAR          VALUE
-------------------------------                   ----------         ------

FINANCE SERVICES (4.43%)
+Associates Corp. of N. America, 5.85%, 8/01/97      800,000    $   800,000
+BAT Capital Corporation, 5.48%, 8/27/97             700,000        697,230
                                                                 ----------
                               TOTAL                              1,497,230

GOVERNMENT (0.29%)
+U.S. Treasury, 5.08%  9/4/97                        100,000         99,520
                                                                 ----------
      TOTAL MONEY MARKET INVESTMENTS                            $ 1,596,750
                                                                 ----------
      TOTAL INDEX 500 STOCK PORTFOLIO                           $33,759,752
                                                                 ----------

 *   Non-Income Producing.

 + Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of July 31, 1997 is summarized below:



                                   NUMBER OF      EXPIRATION     UNREALIZED
ISSUER                             CONTRACTS         DATE       APPRECIATION
------                             ---------      ----------    -----------
S&P 500 STOCK INDEX                    2            SEP-97        $114,850
S&P 500 STOCK INDEX                    1            Dec-97          24,750
                                                                  --------
TOTAL                                                              139,600
                                                                  ========

MASON STREET FUNDS
GROWTH STOCK FUND
SCHEDULE OF INVESTMENTS
JULY 31,1997

                                                                     MARKET
                                                  SHARES/PAR          VALUE
                                                  ----------         ------
COMMON STOCK (91.31%)
---------------------
BASIC MATERIALS (6.27%)
Avery Dennison Corporation                         15,000       $   661,875
E.I. du Pont de Nemours & Co.                      11,000           736,313
Ecolab, Inc.                                       14,800           690,975
                                                                 ----------
      TOTAL                                                       2,089,163
                                                                 ----------

CAPITAL GOODS (5.99%)
*American Standard Companies, Inc.                 10,000           496,875
Boeing Company                                     11,400           670,463
General Electric Company                           11,800           828,213
                                                                 ----------
      TOTAL                                                       1,995,551
                                                                 ----------

COMMUNICATION SERVICES (0.74%)
MCI Communications Corporation                      7,000           247,188
                                                                 ----------
      TOTAL                                                         247,188
                                                                 ----------

CONSUMER CYCLICAL (16.86%)
*Borg Warner Automotive                            13,800           769,350
*Federated Department Stores, Inc.                  9,300           407,456
*Kohls Department Stores                           13,800           869,400
McDonald's Corporation                              4,800           258,000
New York Times Company                             13,300           668,325
Newell Co.                                         17,500           733,906
Tribune Company                                    13,300           704,069
Wal-Mart Stores, Inc.                              11,000           413,188
Walgreen Company                                   14,000           791,000
                                                                 ----------
      TOTAL                                                       5,614,694
                                                                 ----------

CONSUMER STAPLES (11.34%)
Campbell Soup Company                              11,600           601,750
Hershey Foods Corp                                 11,700           646,425
Pepsico Inc.                                       18,000           689,625
Philip Morris Companies                            12,300           555,038
Procter & Gamble Company                            4,000           608,500
Unilever N.V.                                       3,100           675,800
                                                                 ----------
      TOTAL                                                       3,777,138
                                                                 ----------

ENERGY (9.67%)
Amoco Company                                       6,800           639,200
Diamond Offshore Drilling Inc                       4,500           419,625
Exxon Corporation                                  11,000           706,750
Schlumberger Limited                               10,600           809,575
Tosco Corporation                                  20,600           645,038
                                                                 ----------
      TOTAL                                                       3,220,188
                                                                 ----------

FINANCE (13.57%)
Banc One Corporation                                5,200       $   291,850
BankAmerica Corporation                             3,800           286,900
Chase Manhattan Corporation                         2,600           295,263
Citicorp                                            5,400           733,050
Franklin Resources                                 11,500           976,781
Morgan Stanley, Dean Witter, Discover & Co.        16,800           878,850
Travelers Group Inc                                12,300           884,831
Usf&g Corp                                          7,000           171,938
                                                                 ----------
      TOTAL                                                       4,519,463
                                                                 ----------

HEALTHCARE (8.20%)
Eli Lilly & Company                                 7,100           802,300
*Healthsouth Corp                                   4,100           108,650
*Horizon/cms Healthcare Corp                        5,700           121,838
Johnson & Johnson                                   4,500           280,406
Merck & Co., Inc.                                   6,900           717,169
United Healthcare Corp.                            12,300           701,100
                                                                 ----------
      TOTAL                                                       2,731,463
                                                                 ----------

MISCELLANEOUS (2.27%)
Allied Signal Inc.                                  8,200           756,450
                                                                 ----------
      TOTAL                                                         756,450
                                                                 ----------

TECHNOLOGY (12.89%)
Cisco Systems, Inc.                                 3,200           254,600
*Fiserv                                            15,700           753,600
Hewlett-Packard Company                            11,000           770,688
Intel Corp.                                         5,200           477,425
International Business Machines                     6,800           719,100
Lucent Technologies, Inc.                           7,000           594,563
*Microsoft Corporation                              5,100           721,650
                                                                 ----------
      TOTAL                                                       4,291,626
                                                                 ----------

TRANSPORTATION (2.66%)
*AMR Corporation                                    5,700           613,106
*Midwest Express Holdings, Inc.                    11,000           274,313
                                                                 ----------
      TOTAL                                                         887,419
                                                                 ----------

UTILITIES (0.85%)
Sonat Inc.                                          5,600           279,295
                                                                 ----------
      TOTAL COMMON STOCK                                        $30,409,638
                                                                 ----------

MONEY MARKET INVESTMENTS (8.69%)
--------------------------------
GOVERNMENT (0.29%)
+U.S. Treasury Bill, 4.85%, 9/04/97               100,000       $    99,542
                                                                 ----------

FINANCE SERVICES (8.40%)
+Associates Corp. of N.
  America, 5.85%, 8/01/97                       1,800,000         1,800,000
+Bat Capital Corporation, 5.48%, 8/27/97        1,000,000           996,042
                                                                 ----------
      TOTAL                                                       2,796,042
                                                                 ----------

      TOTAL MONEY MARKET INVESTMENTS                            $ 2,895,584
                                                                 ----------
      TOTAL GROWTH STOCK PORTFOLIO                              $33,305,222
                                                                 ----------



 * Non-Income Producing.

 + Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of July 31, 1997 is summarized below:

                                         NUMBER OF               EXPIRATION
ISSUER                                   CONTRACTS                  DATE
------                                   ---------               ----------
S&P 500 STOCK INDEX
September 1997                               2                     9/20/97
December 1997                                1                    12/20/97

MASON STREET FUNDS
GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31,1997

                                                                     MARKET
                                                  SHARES/PAR          VALUE
                                                  ----------         ------
COMMON STOCK (96.61%)
---------------------
BASIC MATERIALS (5.69%)
Albemarle Corporation                               23,700      $   570,281
Allegheny Teledyne Inc.                              8,700          270,788
Dow Chemical Company                                 2,500          237,500
E.I. Du Pont De Nemours & Co                         4,400          294,525
Union Carbide Corporation                            8,500          470,688
                                                                -----------
     TOTAL                                                        1,843,782
                                                                -----------

CAPITAL GOODS (7.55%)
Boeing Company                                      12,600          741,038
Cooper Industries Inc.                              14,200          788,988
Johnson Controls Inc.                                6,600          295,763
Tyco International LTD                               3,224          261,144
Waste Management Inc.                               11,200          358,400
                                                                -----------
     TOTAL                                                        2,445,333
                                                                -----------

COMMUNICATION SERVICES (5.55%)
Bell Atlantic Corporation                            3,200          232,200
GTE Corporation                                      6,300          292,950
MCI Communications Corporation                       7,400          261,313
Sprint Corp.                                         6,000          297,000
*Worldcom Inc.                                      20,500          716,219
                                                                -----------
     TOTAL                                                        1,799,682
                                                                -----------

CONSUMER CYCLICAL (7.60%)
*Circuit City Stores, Inc. - CarMax Group            7,000           99,313
Circuit City Stores-Circuit City Group               8,300          300,875
*Federated Department Stores, Inc.                   7,600          332,975
*Fruit Of The Loom, Incorporated                    14,100          385,988
General Motors Corporation                           3,500          211,531
General Motors Corporation                           4,500          278,438
*Lear Corp                                           1,100           52,663
*Toys R Us                                          23,500          800,469
                                                                -----------
     TOTAL                                                        2,462,252
                                                                -----------

CONSUMER STAPLES (11.84%)
Anheuser Busch Companies, Inc.                      15,500          665,531
General Mills, Inc.                                  8,200          566,825
Pepsico Inc.                                        10,000          383,125
Philip Morris Companies, Inc                         4,600          207,575
Procter & Gamble Company                             2,900          441,163
Ralston Purina Group                                 3,500          315,875
*Tele Communications, Inc.                          41,000          702,125
Time Warner Inc.                                    10,200          556,538
                                                                -----------
     TOTAL                                                        3,838,757
                                                                -----------

ENERGY (9.15%)
Anadarko Petroleum Corporation                       4,100      $   286,488
British Petroleum Co. Ltd                            5,200          428,675
Exxon Corporation                                    7,100          456,175
*Input/Output, Inc.                                  6,300          136,238
Mobil Corporation                                    8,200          627,300
Tosco Corporation                                   22,300          698,269
Valero Energy Corporation                            7,700          331,100
                                                                -----------
     TOTAL                                                        2,964,245
                                                                -----------

FINANCE (10.51%)
Crestar Financial Corp.                              6,900          325,594
Fannie Mae                                          10,100          477,856
First Chicago NBD Corporation                        4,600          349,025
First Hawaiian, Inc.                                   700           26,250
Marsh & Mclennan Companies, Inc.                     7,400          573,038
MBIA Incorporated                                    2,100          247,800
Nationsbank Corp.                                    9,800          697,638
*Providian Financial Corp.                           1,700           66,619
Salomon Inc                                          4,000          253,750
Washington Mutual, Inc.                              5,600          387,100
                                                                -----------
     TOTAL                                                        3,404,670
                                                                -----------

HEALTHCARE (9.42%)
*Alza Corporation                                    9,100          294,044
American Home Products Corporation                   7,900          651,256
Columbia/Hca Healthcare Corp.                        1,500           48,375
*Humana, Inc.                                       11,800          287,625
Schering-Plough Corporation                          5,000          272,813
United Healthcare Corp.                             11,100          632,700
Warner-Lambert Company                               6,200          866,063
                                                                -----------
     TOTAL                                                        3,052,876
                                                                -----------

MISCELLANEOUS (3.72%)
Mirage Resorts, Inc.                                18,500          494,875
AlliedSignal Inc.                                    7,700          710,325
                                                                -----------
     TOTAL                                                        1,205,200
                                                                -----------

SERVICES (1.14%)
*First USA Paymentech, Inc.                            200            5,750
International Game Technology                       21,900          364,088
                                                                -----------
     TOTAL                                                          369,838
                                                                -----------

TECHNOLOGY (17.86%)
*Bay Networks, Inc.                                 13,500      $   411,750
*Cabletron Systems, Inc.                            12,900          436,988
*Cisco Systems Incorporated                          2,900          230,731
Commscope Inc.                                       7,933          126,928
*Cypress Semiconductor Corporation                  14,000          214,375
*EMC Corporation                                     7,200          363,600
First Data Corporation                              10,800          471,150
General Semiconductor Inc.                           5,950           90,738
International Business Machines                      4,800          507,600
Intel Corporation                                    3,800          348,888
Nextlevel Systems,  Inc.                            23,800          474,513
Perkin Elmer Corporation                             2,300          187,738
Quantum Corporation                                  8,400          244,125
Sensormatic Electronics Corp.                       18,700          250,113
*Sun Microsystems Inc.                              16,000          731,000
Symbol Technologies Inc.                             5,500          178,406
Temple-Inland Inc                                    7,700          518,306
                                                                -----------
     TOTAL                                                        5,786,949
                                                                -----------

TRANSPORTATION (3.05%)
CNF Transportation Inc.                              2,100           73,238
*Coltec Industries Inc.                             17,200          378,400
CSX Corporation                                      8,600          531,050
Union Pacific Corporation                              100            7,169
                                                                -----------
     TOTAL                                                          989,857
                                                                -----------

UTILITIES (3.53%)
Dominion Resources Inc.                              3,900          143,325
Duke Energy Corp.                                    2,800          141,925
Enron Corp                                           6,000          227,625
New England Electric Systems                         8,900          332,081
Northern States Power Company                        5,900          303,100
                                                                -----------
     TOTAL                                                        1,148,056
                                                                -----------
     TOTAL COMMON STOCK                                         $31,311,497
                                                                -----------


MONEY MARKET INVESTMENTS (3.39%)
--------------------------------
FINANCE SERVICES (3.39%)
Associates Corp of N. America, 5.85%, 8/01/1997    600,000      $   600,000
Bat Capital Corporation, 5.48%, 8/27/1997          500,000          498,021
                                                                -----------
     TOTAL MONEY MARKET INSTRUMENTS                             $ 1,098,021
                                                                -----------

     TOTAL GROWTH & INCOME PORTFOLIO                            $32,409,518
                                                                ===========

* Non-Income Producing.

MASON STREET FUNDS
ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31,1997


                                                                     MARKET
                                                  SHARES/PAR          VALUE
COMMON STOCK (59.19%)                             ----------         ------
---------------------
DOMESTIC COMMON STOCK (46.09%)
Basic Materials (2.20%)
Avery Dennison Corp.                                 4,800      $   211,800
Du Pont E. I. De Nemours & Co                        3,600          240,975
Ecolab, Inc.                                         4,700          219,431
                                                                -----------
      TOTAL                                                         672,206
                                                                -----------

CAPITAL GOODS (2.87%)
*American Std Cos., Inc.                             3,300          163,969
Boeing Co.                                           3,600          211,725
General Electric Co.                                 3,800          266,713
*Jabil Circuit Inc.                                  2,200          107,113
Kaydon Corp.                                         1,600          101,300
Omniquip Intl., Inc.                                 1,000           25,000
                                                                -----------
      TOTAL                                                         875,820
                                                                -----------

COMMUNICATION SERVICES (0.25%)
MCI Communications Corp.                             2,200           77,688
                                                                -----------

CONSUMER CYCLICAL (7.14%)
*Blyth Inds. Inc.                                    3,600          129,375
*Borg-Warner Automotive Inc.                         4,400          245,300
Doubletree Corp.                                     1,500           63,000
*Federated Dept Stores Inc.                          2,900          127,056
*Galileo International, Inc.                           700           18,463
*Jones Apparel Group Inc.                            1,400           72,713
*Kohls Corp.                                         4,400          277,200
McDonald's Corp.                                     1,500           80,625
New York Times Co   Cl A                             4,300          216,075
Newell Co.                                           5,600          234,850
*O'Reilly Automotive Inc.                            2,400          105,900
Tribune Co.                                          4,300          227,631
Wal Mart Stores Inc.                                 3,500          131,469
Walgreens Co.                                        4,400          248,600
                                                                -----------
      TOTAL                                                       2,178,257
                                                                -----------

CONSUMER STAPLES (4.65%)
Campbell Soup Co.                                    3,700          191,938
Cardinal Health Inc.                                 1,600           99,600
Hershey Foods Corp.                                  3,700          204,425
Mondavi Robert Corp. Cl A                            2,400          112,200
Pepsico Inc.                                         5,700          218,381
Philip Morris Cos Inc.                               3,900          175,988
Procter & Gamble Co.                                 1,300          197,763
Unilever N.V.                                       1,000          218,000
                                                                -----------
      TOTAL                                                       1,418,295
                                                                -----------
ENERGY (5.11%)
Amoco Corp.                                          2,100          197,400
*Bj Services Co.                                     1,800          117,000
Diamond Offshore Drilling Inc.                       1,400          130,550
*EVI Inc.                                            1,600           78,200
Exxon Corp.                                          3,400      $   218,450
*Global Inds., Ltd.                                  3,300           92,606
*Nabors Inds., Inc.                                  2,700           84,375
*Pride International, Inc.                           3,400           89,888
*Santa Fe International Corp.                           300           12,375
Schlumberger Ltd.                                    3,400          259,675
Tosco Corp.                                          6,600          206,663
Transocean Offshore Inc.                               900           73,519
                                                                -----------
      TOTAL                                                       1,560,701
                                                                -----------

FINANCE (6.07%)
*BA Merchant Svcs., Inc.  Cl A                       2,500           47,656
Banc One Corp.                                       1,600           89,800
Bankamerica Corp.                                    1,200           90,600
Chase Manhattan Corp.                                  800           90,850
Citicorp                                             1,700          230,775
Financial Sec Assurn Hldgs Ltd.                      2,100           87,675
First Comwlth Inc.                                   3,500           60,375
Franklin Res Inc.                                    3,700          314,258
Investors Finl Services Corp.                        2,300          102,350
*LaSalle Partners, Inc.                                100            2,988
Money Store Inc.                                     3,300          118,388
Morgan S D Witter Discover & Co.                     5,400          282,488
Travelers Group Inc.                                 3,900          280,556
USF&G Corp.                                          2,200           54,038
                                                                -----------
      TOTAL                                                       1,852,797
                                                                -----------

MISCELLANEOUS (1.80%)
*ABR Information Svcs Inc.                           1,300           35,425
Allied - Signal Inc.                                 2,600          239,850
*Interim Svcs Inc.                                   1,300           59,231
*Robert Half Intl Inc.                               2,500          137,656
Service Corp Intl.                                   2,300           78,200
                                                                -----------
      TOTAL                                                         550,362
                                                                -----------

HEALTHCARE (5.78%)
American Homepatient Inc.                            4,000           80,000
*Capstone Pharmacy Svcs., Inc.                       6,700           77,888
*Healthsouth Corp.                                   1,500           39,750
*Horizon/cms Healthcare Corp.                        1,900           40,613
Johnson & Johnson                                    1,400           87,238
Lilly Eli & Co.                                      2,300          259,900
*Lincare Holdings, Inc.                              1,800           88,200
*Medcath Inc.                                        4,800           81,000
Merck & Co., Inc.                                    2,200          228,663
Meridian Diagnostics Inc.                            6,500           52,000
Patterson Dental Co.                                 2,600           90,350
*Phycor Inc.                                         3,200          107,200
*Quorum Health Group Inc.                            2,900          103,313
*Spine-Tech Inc.                                     1,300           77,025
*Sybron Intl Corp.                                   3,100          126,906
United Healthcare Corp.                              3,900          222,300
                                                                -----------
      TOTAL                                                       1,762,346
                                                                -----------

TECHNOLOGY (8.16%)
A D C Telecommunications                             3,200      $   129,200
American Mgmt Sys. Inc.                              3,100           79,631
Avx Corp New                                         2,500           79,063
Cambridge Tech Partners Mass                         2,300           87,113
*Cbt Group Pub Ltd.                                    500           33,125
*Cisco System Inc.                                     900           71,606
*Fiserv Inc.                                         5,000          240,000
*Gasonics Intl Corp.                                 4,300           80,088
Great Plains Software                                1,700           45,475
HBO & Co.                                            1,100           85,113
Hewlett Packard Co.                                  3,500          245,219
IBM                                                  2,200          232,650
Intel Corp.                                          1,600          146,900
Lucent Technologies Inc.                             2,000          169,875
*Microsoft Corp.                                     1,600          226,400
*Pmc-sierra Inc.                                     3,200          104,800
Sterling Comm Inc.                                   1,800           67,838
*Sterling Software Inc.                              1,900           64,600
Teleflex Inc.                                        2,200           69,575
*Tellabs Inc.                                        1,400           83,825
Transaction Sys Architects  Cl A                     2,600           96,200
*Trident Intl Inc.                                   3,500           52,500
                                                                -----------
      TOTAL                                                       2,490,796
                                                                -----------

TRANSPORTATION (1.77%)
*AMR Corp.                                           1,800          193,613
*Heartland Express Inc.                              2,700           66,825
*Knight Trans., Inc.                                 2,200           50,050
Mark VII Inc.                                        2,200           69,300
Midwest Express Hldgs Inc.                           3,500           87,281
*Swift Transportation Co.                            2,100           60,769
*Wisconsin Cent Transn Corp.                           300            9,394
                                                                -----------
      TOTAL                                                         537,232
                                                                -----------

UTILITIES (0.29%)
Sonat Inc.                                           1,800           89,775
                                                                -----------

      TOTAL DOMESTIC COMMON STOCK                               $14,066,275
                                                                -----------

FOREIGN COMMON STOCK (13.09%)
-----------------------------
BASIC MATERIALS (0.80%)
Koninklijke Hoogovens                                4,000      $   242,800
                                                                -----------

CAPITAL GOODS (2.76%)
British Aerospace                                    8,900          194,340
City Development                                    23,000          195,442
Schneider Sa                                         3,500          202,963
Sumitomo Electric Ind.                              15,000          249,577
                                                                -----------
      TOTAL                                                         842,322
                                                                -----------

COMMUNICATION SERVICES (1.55%)
Philippine Long Distance Tel.                        6,600      $   221,513
TELEBRAS                                             1,700          252,238
                                                                -----------
      TOTAL                                                         473,751
                                                                -----------

CONSUMER CYCLICAL (1.83%)
Nintendo C., Inc.                                    2,800          283,783
Volkswagen Ag                                          360          275,571
                                                                -----------
      TOTAL                                                         559,354
                                                                -----------

ENERGY (1.31%)
Elf Aquitaine                                        1,950          222,632
Smedvig Asa-a                                        6,100          178,493
                                                                -----------
      TOTAL                                                         401,125
                                                                -----------

FINANCE (.63%)
HSBC Holdings Plc.                                   5,500          191,797
                                                                -----------
      TOTAL                                                         191,797
                                                                -----------

HEALTHCARE (1.60%)
Glaxo Welcome Plc                                   10,900          230,516
Novartis Ag - Reg Shs.                                 160          256,804
                                                                -----------
      TOTAL                                                         487,320
                                                                -----------

MISCELLANEOUS (.62%)
*KGHM Polska Miedz                                  16,000          188,000
                                                                -----------
      TOTAL                                                         188,000
                                                                -----------

TECHNOLOGY (1.99%)
Ericsson Lm-b                                        5,700          257,338
Philips Electronics                                  4,300          349,407
                                                                -----------
      TOTAL                                                         606,745
                                                                -----------
      TOTAL FOREIGN COMMON STOCK                                $ 3,993,214
                                                                -----------
      TOTAL COMMON STOCK                                        $18,059,489
                                                                -----------

*Preferred Stock (3.44%)
K-III Communications Corp.                           5,000      $   508,750
Sinclair Capital                                     5,000          540,000
                                                                -----------
                                                                  1,048,750
                                                                -----------
      TOTAL PREFERRED  STOCK                                    $ 1,048,750
                                                                -----------

BONDS (31.49%)
--------------
CORPORATE BONDS ( 8.58%)
------------------------
BROADCASTING (1.74%)
--------------------
TV Azteca S A De C. V. 10.50% 2/15/07              500,000      $   530,625
                                                                -----------

CONSTRUCTION MACHINERY (1.73%)
------------------------------
Bufete Indl S. A. 11.375% 7/15/99                  500,000          528,750
                                                                -----------

CONTAINERS (1.80%)
------------------
VICAP S.A. DE C.V. 11.375% 5/15/07                 500,000          548,750
                                                                -----------

FINANCE COMPANIES (1.66%)
-------------------------
Olympic Finl Ltd. 11.50% 3/15/07                   500,000          507,500
                                                                -----------

LEISURE RELATED (1.65%)
-----------------------
Trump Atlantic 11.25%, 5/1/06                      500,000      $   501,250
                                                                -----------

      TOTAL CORPORATE BONDS                                     $ 2,616,875
                                                                -----------

GOVERNMENT AND AGENCY RELATED BONDS (8.95%)
-------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (8.95%)
---------------------------------------
Federal National Mortgage
  Assoc., 6%, 05/01/2011                         1,410,413      $ 1,380,443
US Treasury, 0.00% 2/15/19 PO                    1,200,000          301,320
US Treasury, 6.00% 2/15/26                       1,100,000        1,050,155
                                                                -----------
      TOTAL GOVERNMENT AND AGENCY RELATED BONDS                 $ 2,731,918
                                                                -----------

MORTGAGE/ASSET BACKED SECURITIES (13.96%)
-----------------------------------------
AUTO RELATED (0.42%)
--------------------
Team Fleet Financing Co 144a 7.35% 5/15/03         125,000      $   129,180
                                                                -----------

COMMERCIAL MORTGAGES (13.54%)
-----------------------------
Asset Securitization Corporation
  1.25% 11/13/26 IO                             19,217,243          852,765
First Union-Lehman Brothers Commercial
  Mortgage Trust, 1.307%, 4/18/27 IO             6,988,894          559,112
LB Commercial Conduit Mortgage
  Trust 1.248% 10/25/26 IO                       3,972,126          263,773
Merrill Lynch Mortgage Investors
  7.12% 6/18/07                                  1,500,000        1,544,063
Merrill Lynch Mortgage Investors
  8.154% 7/25/04                                   500,000          517,031
Midland Realty Accept Corp 144a
  1.389% 1/25/29 IO                              4,916,871          393,350
                                                                -----------
      TOTAL                                                       4,130,094
                                                                -----------
      TOTAL MORTGAGE/ASSET BACKED SECURITIES                    $ 4,259,274

      TOTAL BONDS                                               $ 9,608,067
                                                                -----------

MONEY MARKET INVESTMENTS (5.89%)
--------------------------------
FINANCE SERVICES (5.56%)
Associates Corp of N.A., 5.85%, 08/01/97           800,000      $   800,000
Bat Capital Corporation, 5.48%, 08/27/97           900,000          896,438
                                                                -----------
      TOTAL                                                       1,696,438


GOVERNMENT (0.33%)
US Treasury, 5.09%, 09/04/97                       100,000           99,520
                                                                -----------
      TOTAL MONEY MARKET INSTRUMENTS                            $ 1,795,958
                                                                -----------
      TOTAL MSF ASSET ALLOCATION PORTFOLIO                      $30,512,264
                                                                -----------


* Non-Income Producing.

MASON STREET FUNDS
AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31,1997


                                                                     MARKET
                                                  SHARES/PAR          VALUE
COMMON STOCK (93.78%)                             ----------         ------
---------------------
BASIC MATERIALS (1.73%)
Cambrex Corporation                                 12,800       $  611,200
                                                                 ----------

CAPITAL GOODS (5.63%)
*Jabil Circuit Inc.
Kaydon Corporation                                  11,400          721,763
*Kaynar Technologies, Inc.                          10,500          242,813
Kent Electronics                                    12,500          487,500
*Microchip Technology Inc.                           5,700          212,325
Omniquip International Inc.                         13,000          325,000
                                                                 ----------
      TOTAL                                                       1,989,401
                                                                 ----------

CONSUMER CYCLICAL (15.50%)
*Blyth Industries, Inc.                             19,800          711,563
*CUC International, Inc.                            21,300          524,513
*Electronic Arts Inc.                                6,800          227,800
Fastenal Co.                                        12,100          676,844
*Jones Apparel Group Inc.                            5,300          275,269
*K & G Mens' Center, Inc.                           26,850          610,838
*Kohls Department Stores                            11,300          711,900
*O'Reilly Automotive, Inc.                          13,000          573,625
*Pameco Corp.                                        1,700           36,763
*Regal Cinemas Inc.                                 17,700          568,613
*Tower Automotive, Inc.                             12,300          557,344
                                                                 ----------
      TOTAL                                                       5,475,072
                                                                 ----------

CONSUMER STAPLES (4.05%)
Cardinal Health, Inc.                                8,800          547,800
Clear Channel Communications                         4,800          298,800
*Robert Mondavi Corporation                         12,500          584,375
                                                                 ----------
      TOTAL                                                       1,430,975
                                                                 ----------

ENERGY (11.24%)
*BJ Services Company                                 9,000          585,000
*EVI Inc.                                            6,200          303,025
*Global Industries Ltd                              22,400          628,600
*Nabors Industries Inc.                             22,000          687,500
*Pride Petroleum Services                           23,100          610,706
Tosco Corporation                                   16,800          526,050
Transocean Offshore, Inc.                            7,700          628,994
                                                                 ----------
      TOTAL                                                       3,969,875
                                                                 ----------

FINANCE (1.69%)
Investors Financial Services                        13,000          578,500
LaSalle Partners Inc.                                  600           17,925
                                                                 ----------
      TOTAL                                                         596,425
                                                                 ----------

MISCELLANEOUS (8.09%)
*ABR Information Services Inc.                      15,800      $   430,550
Cintas Corp.                                         9,000          589,500
Information Management                               3,100           97,650
*Interim Services Inc.                              12,300          560,419
*Learning Tree International Inc.                    6,700          273,025
*Robert Half International, Inc.                    13,700          754,356
Sykes Enterprises Inc.                               6,000          151,125
                                                                 ----------
      TOTAL                                                       2,856,625
                                                                 ----------

HEALTHCARE (10.22%)
*CRA Managed Care Inc.                              12,800          660,800
Lincare Holdings Inc.                               12,500          612,500
*Patterson Dental Co.                               14,100          489,975
*PhyCor, Inc.                                       17,600          589,600
*Quorum Health Group, Inc.                          15,500          552,188
*Sybron Intl Corp.-Wisconsin                        17,200          704,125
                                                                 ----------
      TOTAL                                                       3,609,188
                                                                 ----------

TECHNOLOGY (31.32%)
*ADC Telecommunications                             17,800          718,675
*Altera Corporation                                  8,500          513,188
AVX Corp.                                            9,100          287,788
Cambridge Technology Partners                       18,700          708,263
Ciena Corp.                                          9,500          533,188
*CBT Group PLC-ADR                                   9,600          636,000
Cypress Semiconductor                               12,500          191,406
Danka Business Systems Plc                          15,200          745,750
First Data Corporation                              14,100          615,113
Great Plains Software, Inc.                         13,300          355,775
HBO & Co.                                            9,100          704,113
National Data Corporation                           10,100          410,313
Paychex, Inc.                                       17,400          702,525
*Peoplesoft, Inc.                                   12,000          702,000
*Saville Systems PLC-ADR                            15,000          956,250
*Sterling Commerce, Inc.                            16,500          621,844
*Tellabs Inc.                                       10,700          640,663
*Transaction Systems Architects                     17,400          643,800
*Trident International, Inc.                        25,000          375,000
                                                                 ----------
      TOTAL                                                      11,061,654
                                                                 ----------

TRANSPORTATION (4.31%)
Galileo International                                3,800          100,225
*Heartland Express Incorporated                     18,400          455,400
*Knight Transportation, Inc.                        18,700          425,425
*Swift Transportation Co., Inc.                     15,300          442,744
*Wisconsin Central Transportation                    3,000           93,929
                                                                 ----------
      TOTAL                                                       1,517,723
                                                                 ----------
      TOTAL COMMON STOCK                                        $33,118,138
                                                                 ----------

MONEY MARKET INVESTMENTS (6.22%)
--------------------------------
FINANCE SERVICES (6.22%)
Associates Corp. of N.A., 5.85%, 08/01/97        1,500,000      $ 1,500,000
BAT Capital Corp., 5.48%, 08/27/97                 700,000          697,230
                                                                 ----------
      TOTAL MONEY MARKET INSTRUMENTS                            $ 2,197,230
                                                                 ----------
      TOTAL AGGRESSIVE GROWTH PORTFOLIO                         $35,315,368
                                                                 ----------

* Non-Income Producing.

MASON STREET FUNDS
HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 1997

                                                                     MARKET
                                                  SHARES/PAR          VALUE
                                                  ----------         ------
BONDS (70.86%)
--------------
AUTO RELATED (2.65%)
Speedy Muffler King Inc., 10.875%, 10/1/06           750,000    $   742,500
                                                                 ----------

BROADCASTING (7.61%)
Azteca Hldgs S.A. De C.V., 11%, 6/15/02 (144a)       500,000        524,375
Citadel Broadcasting, 10.25%, 7/1/07 (144a)          250,000        268,125
Katz Media Corp., 10.50%, 1/15/07                    750,000        810,000
TV Azteca S.A. De C.V., 10.50%, 2/15/07 (144a)       500,000        530,625
                                                                 ----------
                                             TOTAL                2,133,125
                                                                 ----------

CABLE TELEVISION (5.29%)
Adelphia Communications Corp., 9.50%, 2/15/04 PIK    916,000        911,420
+Marcus Cable, 14.25%, 12/15/05                      695,000        573,375
                                                                 ----------
                                             TOTAL                1,484,795
                                                                 ----------

CONSUMER PRODUCTS (3.27%)
+Hedstrom Holdings Inc., 12%, 6/1/09 (144a)          650,000        399,750
Riddell Sports Inc., 10.50%, 7/15/07 (144a)          500,000        518,750
                                                                 ----------
                                             TOTAL                  918,500
                                                                 ----------

CONSUMER STAPLES (1.85%)
North Atlantic Trading Inc., 11%, 6/15/04 (144a)     500,000        520,000
                                                                 ----------

CONTAINERS (1.96%)
VICAP, S.A. De C.V., 11.375%, 5/15/07 (144a)         500,000        548,750
                                                                 ----------

FINANCE COMPANIES (2.71%)
Olympic Financial Ltd., 11.50%, 3/15/07              750,000        761,250
                                                                 ----------

FOOD RETAIL & SERVICES (2.92%)
Fleming Companies, Inc., 10.625%, 7/31/07 (144a)     500,000        512,500
+Nebco Evans Holdings, 12.375%, 8/15/04 (144a)       500,000        305,000
                                                                 ----------
                                             TOTAL                  817,500
                                                                 ----------

LEISURE RELATED (11.36%)
Casino America Inc., 12.50%, 8/1/03                  500,000        531,250
Decisionone Company, 9.75%, 8/1/07                   200,000        205,000
+Decisionone Holdings, 11.50%, 8/1/08                200,000        119,500
Station Casinos Inc., 9.75%, 4/15/07 (144a)          750,000        742,500
Trump Atlantic, 11.25%, 5/1/06                     1,000,000      1,002,500
Trump Hotels & Casino Resorts, 15.50%, 6/15/05       500,000        585,000
                                                                 ----------
                                             TOTAL                3,185,750
                                                                 ----------

MISCELLANEOUS - BASIC MATERIALS (2.14%)
Cemex S. A., 12.75%, 7/15/06                         500,000        598,750
                                                                 ----------

OIL - GAS PRODUCERS (1.80%)
Belden & Blake Corp., 9.875%, 6/15/07 (144a)         500,000        505,000
                                                                 ----------

PAPER (3.82%)
Grupo Industrial Durango S.A.
  De C.V., 12.625%, 8/1/03                           500,000    $   573,125
Indah Kiat Finance International, 10%, 7/1/07 (144a) 500,000        498,750
                                                                 ----------
                                             TOTAL                1,071,875
                                                                 ----------

PROFESSIONAL SERVICES (1.75%)
Kinder-Care Learning Center, 9.50%, 2/15/09          500,000        490,000
                                                                 ----------

RAILROAD (2.19%)
+TFM S.A. De C. V., 11.75%, 6/15/09 (144a)         1,000,000        615,000
                                                                 ----------

SOAPS AND TOILETRIES (1.91%)
Revlon Worldwide Corp., 0%, 3/15/01 (144a)           750,000        536,250
                                                                 ----------

TELECOMMUNICATIONS (9.22%)
ITC Deltacom Inc., 11%, 6/1/07 (144a)                750,000        783,750
+Nextel Communications, 9.75%, 08/15/04              500,000        410,625
Paging Network Inc., 10%, 10/15/08                 1,000,000      1,020,000
+Telewest PLC, 11%, 10/1/07                          500,000        372,500
                                                                 ----------
                                             TOTAL                2,586,875
                                                                 ----------


TRUCKING AND SHIPPING (6.59%)
Greyhound Lines Inc., 11.50%, 4/15/07 (144a)       1,250,000      1,346,875
Coach USA Inc., 9.375%, 7/1/07 (144a)                500,000        501,250
                                                                 ----------
                                             TOTAL                1,848,125
                                                                 ----------


UTILITIES (1.82%)
Companhia De Saneamento Basico, 10%, 7/28/05 (144a)  250,000        255,625
Espirito Santo Centrais Electric,
  10%, 7/15/07 (144a)                                250,000        253,750
                                                                 ----------
                                             TOTAL                  509,375
                                                                 ----------
                                       TOTAL BONDS              $19,873,420
                                                                 ----------

PREFERRED STOCK (27.36%)
------------------------
BROADCASTING (12.11%)
American Radio Systems Corp. (144a)                    7,713    $   863,856
Chancellor Radio (144a)                                7,950        914,250
Citadel Broadcasting Co. (144a)                        2,500        268,125
Sinclair Capital (144a)                               12,500      1,350,000
                                                                 ----------
                                             TOTAL                3,396,231
                                                                 ----------

CABLE TELEVISION (3.98%)
Cablevision Systems Corp. PIK                         10,294      1,116,872
                                                                 ----------

FINANCIAL (2.81%)
California Fed Pfd Capital                            30,000        787,500
                                                                 ----------

LEISURE RELATED (1.87%)
Alliance Gaming Corp. PIK                              5,188        523,937
                                                                 ----------

PRINTING AND PUBLISHING (3.63%)
K-III Communications Corp. (144a)                     10,000    $ 1,017,500
                                                                 ----------

TELECOMMUNICATIONS (0.97%)
NTL, Inc. PIK (144a)                                   2,500        273,125
                                                                 ----------

UTILITY - GAS (1.99%)
Petroleum Heat & Power Inc. (144a)                    22,500        556,875
                                                                 ----------
                             TOTAL PREFERRED STOCK              $ 7,672,040
                                                                 ----------

MONEY MARKET INVESTMENTS (1.78%)
--------------------------------
FINANCE SERVICES (1.78%)
Bat Capital Corporation, 5.48%, 8/27/97              500,000    $   498,021
                                                                 ----------

                    TOTAL MONEY MARKET INVESTMENTS              $   498,021
                                                                 ----------

                   TOTAL HIGH YIELD BOND PORTFOLIO              $28,043,481
                                                                 ==========

 + Denotes deferred interest security that receives no coupon payments until a predetermined date at which the stated coupon rate becomes effective.

MASON STREET FUNDS
INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS
JULY 31,1997

                                                                      MARKET
                                            COUNTRY      SHARES/PAR    VALUE
COMMON STOCK (58.16%)                       -------      ----------    -----
---------------------
AEROSPACE & MILITARY TECHNOLOGY (0.68%)
HONG KONG AIRCRAFT & ENGINEERING             H.K.           56,000  $  191,308
                                                                     ---------

APPL. & HOUSEHOLD DURABLES (2.17%)
FISHER & PAYKEL                              U.K.          102,100     370,872
THORN PLC                                    U.K.           76,028     207,908
THORN PLC B SHARES                           U.K.           88,700      29,048
                                                                     ---------
     TOTAL                                                             607,828
                                                                     ---------
AUTOMOBILES (3.61%)
BERTRAND FAURE SA EX EBF                     Fr.             5,500     309,175
FIAT SPA ORD ITL1000                         Italy          84,920     280,815
RENAULT SA                                   Fr.            15,100     420,389
                                                                     ---------
     TOTAL                                                           1,010,379
                                                                     ---------

BANKING (5.20%)
BANCO BRADESCO SA (PN)                       Braz.      27,950,000     303,243
BANQUE NATIONALE DE PARIS ORD                Fr.             6,000     285,832
CREDIT COMMERCIAL DE FRANCE                  Fr.             5,800     291,290
ITAUBANCO PFD REGD                           U.K.           94,000      55,636
UNIBANCO PN /PFD REGD/                       Braz.       3,158,000     116,610
WING HANG BANK LTD                           H.K.           67,200     401,855
                                                                     ---------
     TOTAL                                                           1,454,466
                                                                     ---------

BROADCAST ADVER. PUBLISHING (2.14%)
MARIEBERG TIDINGS SER.A FREE                 Swe.            9,200     228,762
NEWS CORP LTD VOTING PFD SHARES              Austrl.        95,500     369,992
                                                                     ---------
     TOTAL                                                             598,754
                                                                     ---------

BUILDING MATERIALS & COMPONENTS (2.72%)
HEPWORTH ORD                                 U.K.           58,200     202,041
PIONEER INTERNATIONAL LTD                    Austrl.       109,700     398,035
SIAM CITY CEMENT FOREIGN REGD                Thai.          40,600     159,216
                                                                     ---------
     TOTAL                                                             759,292
                                                                     ---------

CHEMICALS (1.60%)
COURTAULDS ORD                               U.K.           42,200     216,291
IMPERIAL CHEMICAL INDUST                     U.K.           14,000     230,969
                                                                     ---------
     TOTAL                                                             447,260
                                                                     ---------

CONSTRUCTION & HOUSING (1.83%)
DRAGADOS Y CONSTRUCIONES SPPT500             Spain          15,600     298,772
SIRTI SPA                                    Italy          39,300     214,184
                                                                     ---------
     TOTAL                                                             512,956
                                                                     ---------

ELECTRONIC COMPONENTS, INSTRUMENTS (0.56%)
BICC ORD                                     U.K.           57,000     156,807
                                                                     ---------

ELECTRICAL & ELECTRONICS (1.63%)
PHILIPS ELECTRONICS                          Neth.           5,600  $  455,042
                                                                     ---------

ENERGY SOURCES (2.05%)
YPF SA SPONSORED ADR /REP CL D/              Arg.           17,700     573,038
                                                                     ---------

FINANCIAL SERVICES (0.52%)
PEREGRINE INVESTMENTS HOLDINGS               H.K.           66,000     145,767
                                                                     ---------

FOOD & HOUSEHOLD PRODUCTS (3.30%)
CP FEEDMILL PUB CO LTD FOREIGN               Thai.          83,000     170,557
NORTHERN FOODS                               U.K.           74,000     269,009
OSHAWA GROUP LTD CL A                        Can.           16,500     250,696
TATE & LYLE ORD                              U.K.           34,500     232,754
                                                                     ---------
     TOTAL                                                             923,016
                                                                     ---------

FOREST PRODUCTS & PAPER (1.98%)
ENSO OY A SHS                                Fin.           30,000     272,304
FLETCHER CHALLENGE FORESTRY DIV              N.Z.            4,840       6,342
FLETCHER CHALLENGE PAPER                     N.Z.          121,000     274,703
                                                                     ---------
     TOTAL                                                             553,349
                                                                     ---------

HAZARDOUS WASTE DISPOSAL (0.16%)
WASTE MANAGEMENT INTL                        U.K.           10,400      45,981
                                                                     ---------

HEALTH & PERSONAL CARE (1.73%)
NYCOMED ASA A SHS                            Norw.          24,300     484,661
                                                                     ---------

INDUSTRIAL COMPONENTS (2.98%)
BTR ORD                                      Austrl.       152,200     472,286
GRANGES AB                                   Swe.            7,700     114,105
WEIR GROUP                                   U.K.           62,000     245,691
                                                                     ---------
     TOTAL                                                             832,082
                                                                     ---------

INSURANCE (2.26%)
PARTNERRE LTD                                Bermuda        11,500     475,813
ZURICH VERICHER NAMEN /REGD/                 Czech.            380     154,805
                                                                     ---------
     TOTAL                                                             630,618
                                                                     ---------

METAL - NON-FEREOUS (1.44%)
PECHINEY SA A SHARES                         FR.             9,300     403,842
                                                                     ---------
     TOTAL                                                             403,842
                                                                     ---------


MERCHANDISING (1.34%)
DAVID JONES LTD                              Austrl.        77,500     111,441
SOMERFIELD PLC                               U.K.           82,500     263,433
                                                                     ---------
     TOTAL                                                             374,874
                                                                     ---------

METAL - STEEL (4.35%)
BOEHLER UDDEHOLM BEARER                      Austria         4,000  $  324,950
BRITISH STEEL ORD                            U.K.          217,100     589,243
GRUPO MEXICO B SHARES                        Mex.           73,700     301,258
                                                                     ---------
     TOTAL                                                           1,215,451
                                                                     ---------

MISCELLANEOUS MATERIAL/COMMODITIES (0.66%)
THAI GLASS INDUSTRIES /FOR REGD/             Thai.          80,100     183,445
                                                                     ---------

MULTI INDUSRTY (6.06%)
AMER GROUP "A"                               Fin.           13,000     237,421
HARRISONS & CROSFIELD ORD                    U.K.          113,800     191,938
HICOM HOLDINGS BHD                           Malaysia       92,300     168,041
JARDINE MATHESON /SGD/ USD PAR               Sing.          62,500     431,250
METRO PACIFIC CORPORATION                    Philippines 1,225,000     196,422
SWIRE PACIFIC LIMITED B                      H.K.          296,000     470,236
                                                                     ---------
     TOTAL                                                           1,695,308
                                                                     ---------

REAL ESTATE (0.93%)
HANG LUNG DEVELOPMENT CO.                    H.K           133,000     260,245
                                                                     ---------

TELECOMMUNICATIONS (2.25% )
TELEBRAS                                     Braz.       4,578,500     627,758
                                                                     ---------

UTILITIES - ELEC & GAS (3.11%)
HONG KONG ELECTRIC                           H.K           106,000     432,625
NATIONA GRID HOLDINGS PLC                    U.K.           31,600     133,502
THAMES WATER ORD                             U.K.           23,000     302,430
                                                                     ---------
     TOTAL                                                             868,557
                                                                     ---------

WHOLESALE & INTERNATIONAL TRADE (0.90%)
INCHCAPE BERHAD                              Sing.          69,000     246,261
                                                                    ----------
     TOTAL COMMON STOCK                                            $16,258,345


MONEY MARKET INVESTMENTS (41.84%)
---------------------------------
BAT CAPITAL DISC. 8/27/97                    U.S.          900,000 $   896,438
FHLMC D/N 7/8/97                             U.S.       10,800,000  10,800,000
                                                                    ----------
     TOTAL MONEY MARKET INSTRUMENTS                                $11,696,438
                                                                    ----------
     TOTAL INTERNATIONAL STOCK PORTFOLIO                           $27,954,783
                                                                    ----------
Non-income producing
ADR - American Depository Receipt

MASON STREET FUNDS, INC.
Notes to Financial Statements
July 31, 1997

NOTE 1 - The Mason Street Funds, Inc. ("MSF") was incorporated under the laws of the state of Maryland on August 30, 1996 as an open-end investment company under the Investment Company Act of 1940. MSF consists of the Aggressive Growth Stock Fund, International Equity Fund, Growth Stock Fund, Growth and Income Stock Fund, Index 500 Stock Fund, Asset Allocation Fund, High Yield Bond Fund, Municipal Bond Fund and the Select Bond Fund, collectively known as "the
Funds".   The Funds commenced operations on March 31, 1997 at $10.00 per share with 1,200 shares in each of the Funds owned by Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"). On April 1, 1997,
Northwestern Mutual Life invested an additional $225 million in MSF; $25 million in the Class A Shares in each of the Funds.

Each Fund offers two classes of shares: Class A shares with an initial sales charge up to 4.75% and Class B shares with a surrender charge of 0-5% over a period of up to six years. Each class of shares has equal rights with respect to voting privileges.

Organizational costs and initial registration expenses are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs, totaling $427,290, were advanced by Northwestern Mutual Life and will be reimbursed by the Funds equally.

NOTE 2 - The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

NOTE 3 - Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Directors. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Money market investments with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

NOTE 4 - Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the International Equity Fund and Asset Allocation Fund purchase or sell a foreign security they may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The International Equity Fund and Asset Allocation Fund do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, the differences between the amounts of dividends and foreign withholding taxes recorded on the fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

NOTE 5 - The Aggressive Growth Stock Fund, Growth Stock Fund, Index 500 Stock Fund, Asset Allocation Fund, Municipal Bond Fund and the Select Bond Fund invest in futures contracts as an alternative to investing in individual securities. The Aggressive Growth Stock Fund, Growth Stock Fund, Index 500 Stock Fund, Asset Allocation Fund, Municipal Bond Fund and the Select Bond Fund could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Funds receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For Federal income tax purposes, net unrealized appreciation(depreciation) on open futures contracts is required to be treated as realized gains(losses).

NOTE 6 - Income, fund expenses, realized and unrealized gains and losses are allocated daily to each class of shares based on the value of shares outstanding for the Aggressive Growth Stock Fund, International Equity Fund, Growth Stock Fund, Growth and Income Stock Fund, Index 500 Stock Fund and Asset Allocation Fund. Dividends and other distributions are calculated in a similar manner and are declared and distributed to shareholders annually for these funds. For the High Yield Bond Fund, Municipal Bond Fund, and Select Bond Fund, income and fund expenses are allocated daily to each class of shares based on the value of paid shares. Realized and unrealized gains and losses are allocated daily to each class of shares based on the value of shares outstanding. Dividends and other distributions are calculated in a similar manner. Income dividends are declared daily, paid monthly. Capital gain dividends are declared and distributed annually for these funds.

NOTE 7 - Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts on securities purchased in the Funds are amortized over the life of the respective securities using the effective interest method. Premiums for the Municipal Bond Fund are amortized to the remaining life or earlier call date, whichever is earlier. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the four month period ended July 31, 1997, transactions in securities other than money market investments were:

                                                                                                                   U.S. GOVT
                                                                           U.S. GOVT         TOTAL SECURITY         SECURITY
                                                     TOTAL SECURITY         SECURITY             SALES/              SALES/
PORTFOLIOS                                             PURCHASES           PURCHASES           MATURITIES          MATURITIES
----------                                           -------------         ----------        -------------        -----------
Aggressive Growth Stock Fund........................  $30,099,267         $         -         $ 5,234,656         $         -
International Equity Fund...........................   14,952,196                   -                   -                   -
Growth Stock Fund...................................   25,259,274                   -           1,210,015                   -
Growth and Income Stock Fund........................   37,336,639                   -          12,576,470                   -
Index 500 Stock Fund................................   25,977,301                   -             345,658                   -
Asset Allocation Fund...............................   31,844,340           4,343,173           7,386,957           1,805,262
High Yield Bond Fund................................   46,262,945                   -          21,140,174                   -
Municipal Bond Fund.................................   53,958,663                   -          28,394,952                   -
Select Bond Fund....................................   58,815,427          22,310,445          32,934,102          20,643,155

NOTE 8 - Northwestern Mutual Investment Services, Inc., ("NMIS") serves as investment advisor to each of the Funds, with certain of the Funds also being served by a subadvisor. Each Fund pays NMIS an annual fee for investment advisory services based on average daily net assets of the Fund according to the following schedule:

FUND                                                          FEE
----                                                          ---
Aggressive Growth Fund..................................... 0.75%
International Equity....................................... 0.85%
Growth Stock Fund.......................................... 0.75%
Growth and Income Stock Fund............................... 0.65%
Index 500 Stock Fund....................................... 0.30%
Asset Allocation Fund...................................... 0.70%
High Yield Bond Fund....................................... 0.75%
Municipal Bond Fund........................................ 0.30%
Select Bond Fund........................................... 0.30%



J. P. Morgan Investment Management, Inc. ("J. P. Morgan") and Templeton Investment Counsel, Inc. ("Templeton Counsel") have been retained under investment sub-advisory agreements to provide investment advice and, in general, to conduct the management investment program of the Growth and Income Stock Fund and the International Equity Fund, respectively. Of the amounts received from the Growth and Income Stock Fund, NMIS pays J.P. Morgan .45% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual Life by J.P. Morgan, .40% on the next $100 million, .35% on the next $200 million and .30% on the combined net assets in excess of $400 million. Of the amounts received from the International Equity Fund, NMIS pays Templeton Counsel
 .50% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual Life by Templeton Counsel and .40% on the combined net assets in excess of $100 million.

Robert W. Baird & Co. Incorporated ("Baird") serves as the distributor of the Funds. Baird is an affiliate of Northwestern Mutual Life and NMIS. The Funds have a 12b-1 distribution plan and Shareholder Services Agreement with Baird pursuant to which a .35% and a 1.00% annual fee for Class A and Class B, respectively, is calculated based on daily net assets. The .35% fee for Class A is comprised of a .25% shareholder servicing fee and a .10% distribution fee paid to Baird for various distribution expenses. The 1.00% fee for Class B is comprised of a .25% shareholder servicing fee and a .75% distribution fee. Of the 1.00%, .35% is paid to Baird for distribution expenses; the remaining .65% is paid to Northwestern Mutual Life for reimbursement of commissions paid to agents.

Each Fund also pays the administrator, Northwestern Mutual Life, a monthly fee at an annual rate of .10% plus costs for pricing securities. This administration fee is for services including recordkeeping, preparation of reports and fund accounting (except for the International Equity Fund). For the International Equity Fund, Northwestern Mutual Life waives a portion of its fee equal to the fund accounting fee paid to Brown Brothers Harriman & Co.

In addition, each Fund pays transfer agent and custodian fees, outside professional and auditing fees, registration fees, trademark fees, organizational costs, insurance premiums, Director's fees and expenses, and the printing and mailing costs of sending reports and other information to existing shareholders.

The Funds pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for maintaining compensating balances in non-interest bearing accounts. The funds could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements.

NMIS and affiliates have agreed to waive their fees and absorb certain other operating expenses during the first year of operations to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Fund                                     Class A             Class B
----                                     -------             -------
Aggressive Growth Stock Fund              1.30%               1.95%
International Equity Fund                 1.65%               2.30%
Growth Stock Fund                         1.30%               1.95%
Growth and Income Stock Fund              1.20%               1.85%


NOTE 9 - Each Fund intends to comply with the requirements for the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Accordingly, no provisions have been made for Federal taxes.

As of July 31, 1997, the federal income tax basis of investments is the same as the cost basis in the financial statements. The net unrealized appreciation (depreciation) for federal income tax purposes are shown below:


                                                           (IN THOUSANDS)
                                         AGGRESSIVE                                      GROWTH &
                                           GROWTH       INTERNATIONAL     GROWTH         INCOME       INDEX 500
                                           STOCK           EQUITY          STOCK          STOCK         STOCK
                                            FUND            FUND           FUND           FUND          FUND
                                            ----            ----           ----           ----          ----
Gross unrealized appreciation               $7,714         $1,858         $6,305         $5,279         $6,552
Gross unrealized depreciation                (176)          (552)           (39)          (139)           (76)
                                            ------         ------         ------         ------         ------
Net unrealized appreciation                 $7,538         $1,306         $6,266         $5,140         $6,476
                                            ======         ======         ======         ======         ======

                                           ASSET         HIGH YIELD      MUNICIPAL       SELECT
                                         ALLOCATION         BOND           BOND           BOND
                                            FUND            FUND           FUND           FUND
                                            ----            ----           ----           ----
Gross unrealized appreciation               $4,379         $1,807         $1,296         $  834
Gross unrealized depreciation                (102)           (11)              -            (2)
                                            ------         ------         ------         ------
Net unrealized appreciation                 $4,277         $1,796         $1,296         $  832
                                            ======         ======         ======         ======


NOTE 10 -Dividends from net investment income in the High Yield Bond Fund, Municipal Bond Fund and Select Bond Fund are declared daily and distributed to shareholders monthly. Dividends from net investment income for the Aggressive Growth Stock Fund, International Equity Fund, Growth Stock Fund, Growth and Income Stock Fund, Index 500 Stock Fund and Asset Allocation Fund are declared and distributed to shareholders annually. Net long-term capital are annually. Dividends are paid on the record date. The following distributions were made for the four months ended July 31, 1997.

                                        CLASS A SHARES    CLASS B SHARES
                                        --------------    --------------
                           RECORD       ORDINARY INCOME  ORDINARY INCOME
FUNDS                       DATE           PER SHARE        PER SHARE
-----                       ----           ---------        ---------
High Yield Bond Fund      4/30/97          $.061129          $.053177
                          5/31/97           .077775           .071678
                          6/30/97           .070789           .064950
                          7/31/97           .068452           .062336
                                           --------          --------
                                           $.278145          $.252141
                                           ========          ========

Municipal Bond Fund       4/30/97          $.035378          $.026612
                          5/31/97           .040091           .034007
                          6/30/97           .036607           .028968
                          7/31/97           .039901           .034070
                                           --------          --------
                                           $.151986          $.123657
                                           ========          ========

Select Bond Fund          4/30/97          $.047940          $.042453
                          5/31/97           .054720           .048928
                          6/30/97           .053516           .046324
                          7/31/97           .057469           .051258
                                           --------          --------
                                           $.213645          $.188963
                                           ========          ========

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a)  Financial Statements

               Financial Statements Included in the Prospectus:
               -----------------------------------------------
               Financial Highlights

               July 31, 1997 Financial Statements for Mason Street Funds, Inc.
               ---------------------------------------------------------------
               Included in the Statement of Additional Information:
               ---------------------------------------------------
               Statement of Assets and Liabilities
               Statement of Operations
               Statement of Changes in Net Assets
               Financial Highlights
               Schedules of Investments
               Notes to Financial Statements

          (b)  Exhibits

          *Exhibit B1       Articles of Incorporation of Mason Street Funds,
                            Inc.

          *Exhibit B2       By-Laws of Mason Street Funds, Inc.

          Exhibit B2(a)     Amendment to By-Laws of Mason Street Funds, Inc.

          *Exhibit B4       Rights of Stockholders are described in Article
                            FOURTH and Article SIXTH of the Articles of Incorporation for Mason Street Funds, Inc., referenced herein as Exhibit B1.

          *Exhibit B5(a)    Form of Investment Advisory Agreement between Mason
                            Street Funds, Inc. (on behalf of the Index 500
                            Stock Fund) and Northwestern Mutual Investment
                            Services, Inc.

          **Exhibit B5(b)   Form of Investment Sub-Advisory Agreement between
                            Mason Street Funds, Inc. (on behalf of the Growth and Income Stock Fund), Northwestern Mutual
                            Investment Services, Inc. and J.P. Morgan
                            Investment Management, Inc.

          **Exhibit B5(c)   Form of Investment Sub-Advisory Agreement between
                            Northwestern Mutual Investment Services, Inc.,
                            (Investment Adviser to the International Equity
                            Fund) and Templeton Investment Counsel, Inc.

          **Exhibit B6      Form of Principal Underwriting Agreement.

           (7)              Not Applicable.

          ***Exhibit B8(a)  Form of Custodian Agreement with Chase Manhattan
                            Bank.

          ***Exhibit B8(b)  Form of Custodian Agreement with Bankers Trust Co.

          ***Exhibit B8(c)  Form of Custodian Agreement with Brown Brothers
                            Harriman & Co.

          **Exhibit B9(a)   Form of Transfer Agency and Service Agreement.

          **Exhibit B9(b)   Form of Shareholder Servicing Agreement with Robert
                            W. Baird & Co.

          **Exhibit B9(c)   Form of Administration Agreement with The
                            Northwestern Mutual Life Insurance Company.

          ***Exhibit B10    Opinion and Consent of Counsel.

          ***Exhibit B11    Consent of Price Waterhouse LLP.

           (12)             Not Applicable.

          **Exhibit B13     Form of Subscription Agreement.

          ***Exhibit B14    Model Retirement Plans.

                   B14(a) Prototype Non-Standard 401(k) Profit Sharing Plan Adoption Agreement

                   B14(b) Prototype Non-Standard 401(k) Profit Sharing Plan Adoption Agreement

                   B14(c)   Prototype Money Purchase Pension Plan Adoption
                            Agreement

                   B14(d) Prototype Non-Standard Profit Sharing Plan Adoption Agreement

                   B14(e) Prototype Standard 401(k) Profit Sharing Plan Adoption Agreement

                   B14(f)   Prototype 401(k) Profit Sharing Plan Adoption
                            Agreement

                   B14(g)   Prototype Money Purchase Pension Plan Adoption
                            Agreement

                   B14(h) Prototype Standard Profit Sharing Plan Adoption Agreement

                   B14(i) Prototype Standard Simple 401(k) Profit Sharing Plan Adoption Agreement

          **Exhibit B15(a)  Form of Rule 12b-1 Distribution Plan for Class A
                            Shares.

          **Exhibit B15(b)  Form of Rule 12b-1 Distribution Plan for Class B
                            Shares.

          Exhibit B16       Schedules of computation for the High Yield,
                            Municipal and Select Bond Funds' yield quotations for the one month period ended July 31, 1997.

          (17)              Not Applicable.

          *Exhibit B18      Form of Rule 18f-3 Plan.

          Exhibit 27 Financial Data Schedule for period ended July 31, 1997 for each Fund of Mason Street Funds, Inc.

    * Exhibits previously filed with Form N-1A Registration Statement for Mason Street Funds, Inc. on December 6, 1996, and incorporated herein by reference.

   ** Exhibits previously filed with Form N-1A Pre-Effective Amendment No. 1 for Mason Street Funds, Inc. on February 7, 1997, and incorporated herein by reference.

  *** Exhibits previously filed with Form N-1A Pre-Effective Amendment No. 2 for Mason Street Funds, Inc. on March 5, 1997, and incorporated herein by reference.


Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------
          As of July 31, 1997, 96.9% of the shares of the Registrant were owned by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), a mutual insurance company organized by a special act of the Wisconsin Legislature. Northwestern Mutual Life directly controls the Registrant. Subsidiaries of Northwestern Mutual Life when considered in the aggregate as a single subsidiary would not constitute a significant subsidiary.


Item 26.  Number of Record Holders by Class of Securities as of July 31, 1997
          -------------------------------------------------------------------

                    Fund Name              Class A     Class B
                    ---------              -------     -------
          Aggressive Growth Stock Fund       403         139
          International Equity Fund          264          87
          Growth Stock Fund                  167          64
          Growth and Income Stock Fund       240          73
          Index 500 Stock Fund               360         162
          Asset Allocation Fund              161          66
          High Yield Bond Fund               114          38
          Municipal Bond Fund                 20          18
          Select Bond Fund                    49          17


Item 27.  Indemnification
          ---------------
          Article IX of Registrant's By-Laws is included as Exhibit B2 to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940. The By-laws of Northwestern Mutual Life permit indemnification by Northwestern Mutual Life of persons who are serving as directors of another corporation at the request of Northwestern Mutual Life. Pursuant to the By-Law provision, the Trustees of Northwestern Mutual Life have adopted a resolution extending to all of the directors of the Registrant the benefits of the indemnification arrangements for employees, officers and Trustees of Northwestern Mutual Life. Directors' and officers' liability insurance which covers the directors and officers of the Registrant as well as Trustees and officers of Northwestern Mutual Life is also in force. The amount of coverage is $30 million. There is no deductible, except that the deductible amount is $1,000,000 ($1 million) for claims covered by corporate indemnification. The cost of this insurance is allocated among Northwestern Mutual Life and its subsidiaries and no part of the premium has been paid by the Registrant.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------
          In addition to its investment advisory function, Northwestern Mutual Investment Services, Inc. ("NMIS"), the Registrant's investment adviser, is responsible for the selection, training and supervision of life insurance agents of Northwestern Mutual Life who engage in the distribution of variable annuities and variable life insurance issued by Northwestern Mutual Life. The directors and officers of NMIS also serve as officers of Northwestern Mutual Life.

Item 29.  Principal Underwriter
          ---------------------
          Robert W. Baird & Co., Inc. ("RWB") serves as the principal underwriter for each Fund. RWB is an indirect majority-owned subsidiary of Northwestern Mutual Life. RWB also serves as the principal underwriter for the Baird Adjustable Rate Income Fund, a portfolio of The Baird Funds, Inc.

          The directors and principal officers of RWB are as follows:

          G. Frederick Kasten, Jr.           President and CEO
          James D. Bell                      Managing Director
          Bryce P. Edwards                   Managing Director
          Glen F. Hackmann                   Managing Director and Sec'y.
          Steven P. Kent                     Managing Director
          Keith A. Kolb                      Managing Director
          Ronald J. Kruszewski               Managing Director
          Patrick S. Lawton                  Managing Director
          William W. Mahler                  Managing Director
          Terry Maxwell                      Managing Director
          John Mayer                         Managing Director
          Scott B. McCuaig                   Managing Director
          Paul E. Purcell                    Managing Director
          Paul S. Shain                      Managing Director
          J. Camp Van Dyke                   Managing Director

          Officer but not Director:

          James M. Zemlyak                   Chief Financial Officer

          All of the above are located at 777 East Wisconsin Avenue, Milwaukee, WI 53202.

          None of the above has a position with Registrant.

Item 30.  Location of Accounts and Records
          --------------------------------
          Books and other documents required to be maintained by the Registrant by section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's transfer agent, National Financial Data Services, 1004 Baltimore, Kansas City, Missouri 64105 and the Funds' custodians as follows: the custodian for the domestic securities of the Growth and Income Stock Fund, High Yield Bond Fund and Municipal Bond Fund is Bankers Trust Company, 16 Wall Street, New York, New York 10015. The custodian for the domestic securities of the Aggressive Growth Stock Fund, the Growth Stock Fund, the Index 500 Stock Fund, the Asset Allocation Fund and the Select Bond Fund is the Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York 10081. The custodian for the International Equity Fund and any foreign assets of the Asset Allocation Fund, High Yield Bond Fund, Select Bond Fund, Aggressive Growth Stock Fund and Growth Stock Fund is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. Registrant's financial ledgers and other corporate records are maintained at its offices at The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.  Management Services
          -------------------
          Not applicable.

Item 32.  Undertakings
          ------------
          (a)  Not applicable.

          (b)  Not applicable.

          (c) MSF will furnish each person to whom a prospectus is delivered with a copy of MSF's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 12th day of September, 1997.

                              MASON STREET FUNDS, INC.
                                (Registrant)

                              By:/s/JAMES D. ERICSON
                                 James D. Ericson, President

     Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                Title
          ---------                -----

JAMES D. ERICSON            President, Director
-----------------------     and Principal Executive Officer
James D. Ericson


MARK G. DOLL                Vice President,
-----------------------     Treasurer and Principal
Mark G. Doll                Financial Officer


BARBARA E. COURTNEY         Controller and
-----------------------     Principal Accounting          Dated
Barbara E. Courtney         Officer                       September 12, 1997


WILLIAM J. BLAKE*           Director
-----------------------
William J. Blake


STEPHEN N. GRAFF*           Director
-----------------------
Stephen N. Graff

MARTIN F. STEIN*            Director
-----------------------
Martin F. Stein


JOHN K. MACIVER*            Director
-----------------------
John K. MacIver


WILLIAM A. MCINTOSH*        Director
-----------------------
William A. McIntosh


* By  /s/JAMES D. ERICSON
      ------------------------------
     James D. Ericson, Attorney
     in fact, pursuant to the Power
     of Attorney attached hereto

                               POWER OF ATTORNEY

     The undersigned Directors of Mason Street Funds, Inc. (the "Company"), hereby constitute and appoint James D. Ericson and Edward J. Zore, or either of them, their true and lawful attorneys and agents, to sign the names of the undersigned Directors to any instruments or documents filed as part of or in connection with or in any way related to the registration statement or statements and any and all amendments thereto, to be filed under the Securities Act of 1933 and the Investment Company Act of 1940 in connection with shares of the common stock of the Company offered to the public; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents, as indicated, August 7, 1997.


                              STEPHEN N. GRAFF         Director
                              ---------------------
                              Stephen N. Graff


                              WILLIAM J. BLAKE         Director
                              ---------------------
                              William J. Blake


                              JOHN K. MACIVER          Director
                              ---------------------
                              John K. MacIver


                              MARTIN F. STEIN          Director
                              ---------------------
                              Martin F. Stein


                              JAMES D. ERICSON         Director
                              ---------------------
                              James D. Ericson


                              WILLIAM A. MCINTOSH      Director
                              ---------------------
                              William A. McIntosh

                                 EXHIBIT INDEX
                         EXHIBITS FILED WITH FORM N-1A
                       POST-EFFECTIVE AMENDMENT NO. 1 TO
                   REGISTRATION STATEMENT UNDER SECTION 6 OF
                           THE SECURITIES ACT OF 1933
             AND SECTION 8(b) OF THE INVESTMENT COMPANY ACT OF 1940
                                      FOR
                            MASON STREET FUNDS, INC.


Exhibit Number                Exhibit Name
--------------                ------------


Exhibit B2(a)                 Amendment to By-Laws of Mason Street Funds, Inc.

Exhibit B16                   Schedules of computation for the High Yield,
                              Municipal and Select Bond Funds' yield quotations for the one month period ended July 31, 1997.

Exhibit 27 Financial Data Schedule for period ended July 31, 1997 for each Fund of Mason Street Funds, Inc.